UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07899 and 811-07885

Name of Fund: BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock Small Cap Index Fund

Quantitative Master Series LLC

Master International Index Series

Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds,

Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock International Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master International Index Series of Quantitative Master Series LLC	$2,752,910,457
Total Investments (Cost — $2,988,225,430) — 99.6%	2,752,910,457
Other Assets Less Liabilities — 0.4%	12,309,508

Net Assets — 100.0%	$2,765,219,965

BlackRock International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in International Index Series Master (the “Series”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Series was $2,752,910,457 and 84.1%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Trustees of the Series.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Series was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2015	1

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Small Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$211,211,545
Total Investments (Cost — $196,723,539) — 99.3%	211,211,545
Other Assets Less Liabilities — 0.7%	1,546,215

Net Assets — 100.0%	$212,757,760

BlackRock Small Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Series was $211,211,545 and 25.7%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Trustees of the Series.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Series was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

2	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.3%
AGL Energy Ltd.	187,477	$2,109,971
Alumina Ltd.	849,453	675,807
Amcor Ltd.	321,698	2,991,743
AMP Ltd.	796,905	3,129,912
APA Group (a)	306,196	1,848,024
Aristocrat Leisure Ltd.	144,821	880,802
Asciano Ltd.	273,320	1,618,138
ASX Ltd.	51,432	1,373,108
Aurizon Holdings Ltd.	592,941	2,094,770
AusNet Services	639,900	615,065
Australia & New Zealand Banking Group Ltd.	762,428	14,567,044
Bank of Queensland Ltd.	120,072	982,963
Bendigo & Adelaide Bank Ltd.	143,888	1,005,601
BGP Holdings PLC (b)	783,183	9
BHP Billiton Ltd.	912,579	14,413,541
Boral Ltd.	186,812	694,786
Brambles Ltd.	422,838	2,904,677
Caltex Australia Ltd.	73,627	1,625,307
CIMIC Group, Ltd.	23,200	385,419
Coca-Cola Amatil Ltd.	184,314	1,168,463
Cochlear Ltd.	13,552	797,423
Commonwealth Bank of Australia	466,555	23,947,581
Computershare Ltd.	119,489	892,282
Crown Resorts Ltd.	98,617	689,775
CSL Ltd.	122,623	7,717,056
Dexus Property Group	255,970	1,290,838
Federation Centres Ltd.	852,547	1,646,303
Flight Centre Travel Group Ltd.	16,412	418,024
Fortescue Metals Group Ltd. (c)	431,377	556,877
Goodman Group	475,031	1,963,546
GPT Group	489,158	1,554,628
Harvey Norman Holdings Ltd.	162,714	445,700
Healthscope Ltd.	321,481	577,824
Iluka Resources Ltd.	126,019	553,632
Incitec Pivot Ltd.	473,370	1,304,722
Insurance Australia Group Ltd.	652,219	2,230,016
Lend Lease Group (a)	148,842	1,317,723
Macquarie Group Ltd.	81,936	4,440,528
Medibank Pvt Ltd.	666,734	1,135,866
Mirvac Group	1,007,239	1,222,957
National Australia Bank Ltd.	721,534	15,269,761
Newcrest Mining Ltd. (b)	213,655	1,922,633
Orica Ltd.	98,765	1,048,237
Origin Energy Ltd.	296,792	1,400,774
Platinum Asset Management Ltd.	41,004	195,903
Qantas Airways Ltd.	112,154	294,446
QBE Insurance Group Ltd.	371,247	3,380,869
Ramsay Health Care Ltd.	39,359	1,623,321
REA Group Ltd.	14,420	451,565
Rio Tinto Ltd.	120,532	4,146,837
Santos Ltd.	301,300	852,632
Scentre Group	1,443,196	3,972,108
Seek Ltd.	82,747	701,267

Common Stocks	Shares	Value
Australia (continued)
Sonic Healthcare Ltd.	94,258	$1,212,378
South32 Ltd. (b)	1,572,896	1,520,348
Stockland	657,046	1,785,070
Suncorp Group Ltd.	349,570	3,007,222
Sydney Airport (a)	299,518	1,258,805
Tabcorp Holdings Ltd.	235,938	776,748
Tatts Group Ltd.	383,922	1,018,614
Telstra Corp. Ltd.	1,092,360	4,318,857
TPG Telecom Ltd.	63,778	488,815
Transurban Group (a)	504,514	3,534,017
Treasury Wine Estates Ltd.	187,715	869,818
Wesfarmers Ltd.	308,841	8,537,331
Westfield Corp.	518,219	3,646,551
Westpac Banking Corp.	859,133	18,047,712
Woodside Petroleum Ltd.	193,881	3,968,056
Woolworths Ltd.	349,417	6,124,785
WorleyParsons Ltd.	58,158	243,462

		205,407,393
Austria — 0.1%
Andritz AG	16,101	725,526
Erste Group Bank AG (b)	68,607	1,993,778
OMV AG	28,614	696,241
Raiffeisen Bank International AG (b)	29,033	381,558
Strabag SE	30,711	—
Voestalpine AG	24,391	838,623

		4,635,726
Belgium — 1.3%
Ageas	52,633	2,163,026
Anheuser-Busch InBev NV	220,616	23,463,715
Belgacom SA	36,832	1,274,091
Colruyt SA	16,420	791,389
Delhaize Group	28,029	2,484,507
Groupe Bruxelles Lambert SA	18,862	1,423,402
KBC Groep NV	65,286	4,128,815
Solvay SA	16,199	1,655,538
Telenet Group Holding NV (b)	15,436	886,728
UCB SA	34,427	2,697,103
Umicore SA	23,249	896,628

		41,864,942
Denmark — 1.8%
A.P. Moeller—Maersk A/S, Class A	938	1,412,918
A.P. Moeller—Maersk A/S, Class B	2,015	3,106,086
Carlsberg A/S, Class B	30,039	2,308,239
Coloplast A/S, Class B	28,666	2,032,389
Danske Bank A/S	186,829	5,646,036
DSV A/S	42,492	1,587,795
ISS A/S	41,481	1,377,863
Novo Nordisk A/S Class B	536,773	28,966,718
Novozymes A/S, Class B	59,766	2,608,315
Pandora A/S	29,375	3,431,559

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Denmark (continued)
TDC A/S	225,902	$1,165,052
Tryg A/S	23,214	451,034
Vestas Wind Systems A/S	59,815	3,109,721
William Demant Holding A/S (b)	4,599	382,076

		57,585,801
Finland — 0.8%
Elisa OYJ	35,115	1,187,840
Fortum OYJ	125,915	1,863,027
Kone OYJ, Class B	88,964	3,385,768
Metso OYJ	32,769	681,685
Neste Oil OYJ	30,653	705,476
Nokia OYJ	1,000,220	6,839,300
Nokian Renkaat OYJ	27,742	898,051
Orion OYJ, Class B	24,290	919,141
Sampo OYJ, Class A	116,741	5,649,924
Stora Enso OYJ, Class R	152,508	1,153,955
UPM-Kymmene OYJ	148,967	2,236,100
Wartsila OYJ	40,461	1,605,585

		27,125,852
France — 9.9%
Accor SA	58,011	2,719,973
Aeroports de Paris	7,325	831,388
Air Liquide SA	92,829	11,005,078
Airbus Group SE	162,469	9,621,413
Alcatel-Lucent (b)	764,681	2,821,443
Alstom SA (b)	57,848	1,789,304
ArcelorMittal	277,874	1,441,015
Arkema	18,271	1,184,289
AtoS	23,662	1,818,811
AXA SA	536,805	13,033,056
BNP Paribas SA	292,639	17,228,848
Bollore SA	231,974	1,130,975
Bouygues SA	55,276	1,961,681
Bureau Veritas SA	73,521	1,552,048
Cap Gemini SA	42,824	3,824,301
Carrefour SA	152,617	4,523,023
Casino Guichard-Perrachon SA	15,584	829,924
Christian Dior SA	15,130	2,834,673
Cie Generale des Etablissements Michelin	49,348	4,515,063
CNP Assurances	44,564	619,209
Compagnie de Saint-Gobain	132,120	5,734,054
Credit Agricole SA	285,990	3,292,520
Danone SA	157,934	9,969,287
Dassault Systemes SA	34,540	2,552,679
Edenred	54,814	897,556
EDF	66,181	1,168,591
Essilor International SA	56,248	6,871,721
Eurazeo	11,658	776,473
Eutelsat Communications SA	47,382	1,453,255
Fonciere Des Regions	7,047	614,461
GDF Suez	413,787	6,695,271

Common Stocks	Shares	Value
France (continued)
Gecina SA	9,068	$1,105,852
Groupe Eurotunnel SA, Registered
Shares	128,891	1,756,071
Hermes International	7,024	2,556,825
ICADE	9,872	669,794
Iliad SA	7,306	1,477,946
Imerys SA	10,796	693,562
Ingenico	13,814	1,669,233
JCDecaux SA	21,415	778,456
Kering	21,586	3,533,503
Klepierre	48,912	2,216,805
L’Oreal SA	68,770	11,953,187
Lagardere SCA	38,505	1,066,941
Legrand SA (b)	72,928	3,879,991
LVMH Moet Hennessy Louis Vuitton SA	77,124	13,129,812
Natixis	255,735	1,415,951
Numericable-SFR (b)	26,086	1,207,630
Orange SA	546,943	8,291,249
Pernod Ricard SA	58,826	5,939,557
Peugeot SA (b)	109,387	1,657,493
Publicis Groupe SA	53,542	3,659,204
Remy Cointreau SA	5,536	363,813
Renault SA	52,495	3,787,655
Rexel SA	81,619	1,004,773
Safran SA	79,786	5,999,236
Sanofi	322,788	30,729,417
Schneider Electric SE	153,029	8,569,472
SCOR SE	37,812	1,357,839
SES SA	84,241	2,658,584
Societe BIC SA	8,051	1,251,042
Societe Generale SA	201,225	8,992,936
Sodexo	25,171	2,088,543
Suez Environnement Co.	81,913	1,471,924
Technip SA	31,086	1,471,101
Thales SA	27,321	1,904,955
Total SA	592,021	26,630,789
Unibail-Rodamco SE	26,855	6,954,682
Valeo SA	20,875	2,834,344
Veolia Environnement SA	126,845	2,892,843
Vinci SA	131,722	8,376,022
Vivendi SA	319,101	7,560,040
Wendel SA	7,194	843,477
Zodiac Aerospace	56,038	1,286,646

		323,000,578
Germany — 8.7%
adidas AG	58,135	4,687,267
Allianz SE, Registered Shares	125,845	19,769,346
Axel Springer AG	12,585	703,768
BASF SE	253,318	19,374,608
Bayer AG, Registered Shares	224,636	28,820,418
Bayerische Motoren Werke AG	88,209	7,695,583

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG, Preference Shares	17,170	$1,180,859
Beiersdorf AG	29,544	2,618,807
Brenntag AG	42,813	2,309,923
Commerzbank AG (b)	296,688	3,133,552
Continental AG	29,058	6,206,375
Daimler AG, Registered Shares	263,002	19,147,334
Deutsche Annington Immobilien SE	127,292	4,097,022
Deutsche Bank AG, Registered Shares	383,325	10,344,858
Deutsche Boerse AG	50,269	4,335,398
Deutsche Lufthansa AG, Registered Shares (b)	66,433	924,799
Deutsche Post AG, Registered Shares	268,139	7,428,249
Deutsche Telekom AG, Registered Shares	874,497	15,567,366
Deutsche Wohnen AG, Bearer Shares	89,968	2,406,144
E.ON SE	550,092	4,720,578
Evonik Industries AG	34,221	1,145,807
Fraport AG Frankfurt Airport Services Worldwide	9,794	605,591
Fresenius Medical Care AG & Co. KGaA	60,062	4,694,141
Fresenius SE & Co. KGaA	103,949	6,977,866
Fuchs Petrolub SE, Preference Shares	19,203	849,930
GEA Group AG	50,230	1,915,289
Hannover Rueck SE	15,270	1,564,121
HeidelbergCement AG	40,137	2,756,284
Henkel AG & Co. KGaA	28,956	2,559,363
Henkel AG & Co. KGaA, Preference Shares	48,903	5,036,783
Hugo Boss AG	18,081	2,033,036
Infineon Technologies AG	311,309	3,497,690
K+S AG, Registered Shares	53,068	1,780,611
Kabel Deutschland Holding AG (b)	7,482	975,712
Lanxess AG	26,135	1,223,718
Linde AG	50,767	8,245,803
MAN SE	8,225	837,871
Merck KGaA	34,909	3,090,712
Metro AG	45,697	1,264,339
Muenchener Rueckversicherungs AG, Registered Shares	45,460	8,490,311
Osram Licht AG	24,489	1,268,735
Porsche Automobil Holding SE, Preference Shares	41,239	1,754,539
ProSiebenSat.1 Media AG, Registered Shares	62,681	3,076,732
RWE AG	134,371	1,526,955
SAP AG	272,016	17,622,196
Siemens AG, Registered Shares	219,146	19,577,822
Symrise AG	31,991	1,927,560

Common Stocks	Shares	Value
Germany (continued)
Telefonica Deutschland Holding AG	150,330	$919,263
ThyssenKrupp AG	105,339	1,851,012
TUI AG	136,027	2,513,317
United Internet AG, Registered Shares	32,539	1,649,674
Volkswagen AG	8,882	1,046,502
Volkswagen AG, Preference Shares	44,788	4,919,856

		284,671,395
Hong Kong — 2.9%
AIA Group Ltd.	3,272,800	17,021,000
ASM Pacific Technology Ltd.	85,004	557,523
Bank of East Asia Ltd.	314,532	1,057,494
BOC Hong Kong Holdings Ltd.	999,900	2,948,984
Cathay Pacific Airways Ltd.	327,263	616,294
Cheung Kong Infrastructure Holdings Ltd.	155,500	1,393,709
Cheung Kong Property Holdings Ltd.	737,939	5,406,376
CK Hutchison Holdings Ltd.	737,939	9,598,841
CLP Holdings Ltd.	515,187	4,404,316
First Pacific Co. Ltd.	663,250	405,218
Galaxy Entertainment Group Ltd.	692,000	1,772,408
Hang Lung Properties Ltd.	607,000	1,365,360
Hang Seng Bank Ltd.	202,153	3,646,525
Henderson Land Development Co. Ltd.	288,220	1,723,465
HKT Trust & HKT Ltd. (a)	608,560	723,200
Hong Kong & China Gas Co. Ltd.	1,837,511	3,445,649
Hong Kong Exchanges & Clearing Ltd.	305,827	7,015,973
Hysan Development Co. Ltd.	197,791	823,577
Kerry Properties Ltd.	168,500	462,634
Li & Fung Ltd.	1,661,980	1,273,132
Link REIT	592,414	3,261,491
MGM China Holdings Ltd.	313,600	365,319
MTR Corp.	364,500	1,584,849
New World Development Co. Ltd.	1,448,968	1,411,128
NWS Holdings Ltd.	375,824	495,399
PCCW Ltd.	1,417,000	729,409
Power Assets Holdings Ltd.	364,500	3,449,213
Sands China Ltd.	675,000	2,050,285
Shangri-La Asia Ltd.	339,905	295,098
Sino Land Co. Ltd.	841,263	1,280,916
SJM Holdings Ltd.	610,000	434,296
Sun Hung Kai Properties Ltd.	465,324	6,069,366
Swire Pacific Ltd., Class A	170,077	1,906,314
Swire Properties Ltd.	303,800	842,041
Techtronic Industries Co.	386,000	1,439,029
WH Group Ltd. (b)(d)	1,635,500	813,917
Wharf Holdings Ltd.	373,357	2,106,630
Wheelock & Co. Ltd.	241,000	1,046,645
Wynn Macau Ltd. (b)	440,000	503,408

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	182,785	$680,044

		96,426,475
Ireland — 0.9%
Bank of Ireland (b)	7,174,168	2,805,039
CRH PLC	218,001	5,754,809
Experian PLC	273,518	4,390,850
James Hardie Industries SE	126,500	1,526,991
Kerry Group PLC, Class A	38,737	2,914,204
Ryanair Holdings PLC	10,891	159,355
Shire PLC	162,856	11,133,152

		28,684,400
Israel — 0.6%
Azrieli Group	4,237	169,383
Bank Hapoalim BM	246,069	1,238,250
Bank Leumi Le-Israel BM (b)	344,300	1,285,157
Bezeq The Israeli Telecommunication Corp. Ltd.	452,756	866,484
Delek Group Ltd.	485	106,019
Israel Chemicals Ltd.	109,151	561,681
Israel Corp. Ltd.	532	127,573
Mizrahi Tefahot Bank Ltd.	21,601	255,423
NICE Systems Ltd.	14,847	831,564
Teva Pharmaceutical Industries Ltd.	235,299	13,297,715

		18,739,249
Italy — 2.4%
Assicurazioni Generali SpA	319,144	5,839,121
Atlantia SpA	114,332	3,198,173
Banca Monte dei Paschi di Siena SpA (b)	683,804	1,218,456
Banco Popolare SC (b)	72,344	1,070,359
Enel Green Power SpA	509,317	963,045
Enel SpA	1,992,194	8,889,152
Eni SpA	702,214	11,046,057
Exor SpA	29,849	1,301,262
Finmeccanica SpA (b)	113,326	1,419,158
Intesa Sanpaolo SpA	3,765,389	13,220,509
Luxottica Group SpA	47,734	3,308,183
Mediobanca SpA	156,133	1,536,150
Pirelli & C SpA	68,719	1,149,945
Prysmian SpA	52,578	1,086,750
Saipem SpA (b)	76,040	609,727
Snam SpA	597,546	3,068,924
Telecom Italia SpA (b)	2,653,138	3,269,523
Telecom Italia SpA, Non- Convertible Savings Shares	1,844,048	1,891,267
Tenaris SA	128,122	1,540,327
Terna - Rete Elettrica Nazionale SpA	436,110	2,119,593
UniCredit SpA	1,333,452	8,312,995
Unione di Banche Italiane SCpA	258,536	1,834,438

Common Stocks	Shares	Value
Italy (continued)
UnipolSai SpA	316,025	$687,199

		78,580,313
Japan — 22.1%
ABC-Mart, Inc.	7,400	413,696
Acom Co. Ltd. (b)	116,300	595,093
Aeon Co. Ltd.	183,500	2,846,801
AEON Financial Service Co. Ltd.	32,700	647,002
Aeon Mall Co. Ltd.	31,250	480,041
Air Water, Inc.	48,000	721,003
Aisin Seiki Co. Ltd.	51,600	1,731,281
Ajinomoto Co., Inc.	156,000	3,289,727
Alfresa Holdings Corp.	48,100	821,424
Alps Electric Co. Ltd.	48,300	1,363,993
Amada Co. Ltd.	100,700	767,793
ANA Holdings, Inc.	360,000	1,008,511
Aozora Bank Ltd.	285,000	988,468
Asahi Glass Co. Ltd.	273,100	1,595,809
Asahi Group Holdings Ltd.	105,300	3,416,275
Asahi Kasei Corp.	349,000	2,460,953
Asics Corp.	45,200	1,077,306
Astellas Pharma, Inc.	578,900	7,493,326
Bank of Kyoto Ltd.	96,000	976,390
Bank of Yokohama Ltd.	315,000	1,914,579
Benesse Holdings, Inc.	15,300	409,062
Bridgestone Corp.	179,900	6,225,648
Brother Industries Ltd.	58,100	700,339
Calbee, Inc.	19,800	640,728
Canon, Inc.	291,300	8,426,576
Casio Computer Co. Ltd.	54,600	993,818
Central Japan Railway Co.	39,900	6,432,984
Chiba Bank Ltd.	176,000	1,249,791
Chubu Electric Power Co., Inc.	175,300	2,584,662
Chugai Pharmaceutical Co. Ltd.	62,000	1,904,220
Chugoku Bank Ltd.	45,500	675,286
Chugoku Electric Power Co., Inc.	85,100	1,172,945
Citizen Holdings Co. Ltd.	73,200	505,905
COLOPL, Inc. (c)	13,400	215,523
Credit Saison Co. Ltd.	38,500	699,435
Dai Nippon Printing Co. Ltd.	128,000	1,236,783
Dai-ichi Life Insurance Co. Ltd.	291,300	4,637,450
Daicel Corp.	82,400	1,011,526
Daihatsu Motor Co. Ltd.	45,300	524,004
Daiichi Sankyo Co. Ltd.	166,000	2,880,424
Daikin Industries Ltd.	64,000	3,589,502
Daito Trust Construction Co. Ltd.	20,000	2,032,096
Daiwa House Industry Co. Ltd.	170,400	4,224,364
Daiwa Securities Group, Inc.	458,000	2,963,491
Denso Corp.	134,800	5,709,975
Dentsu, Inc.	60,213	3,090,137
Don Quijote Co. Ltd.	31,600	1,190,552
East Japan Railway Co.	93,149	7,849,258
Eisai Co. Ltd.	67,500	3,982,604

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Electric Power Development Co. Ltd.	39,700	$1,211,618
FamilyMart Co. Ltd.	16,700	761,399
FANUC Corp.	56,200	8,645,733
Fast Retailing Co. Ltd.	14,800	6,020,033
Fuji Electric Co. Ltd.	132,800	481,622
Fuji Heavy Industries Ltd.	159,400	5,735,927
FUJIFILM Holdings Corp.	124,900	4,669,030
Fujitsu Ltd.	513,000	2,231,447
Fukuoka Financial Group, Inc.	209,000	995,436
GungHo Online Entertainment, Inc.	106,600	316,651
Gunma Bank Ltd.	95,000	608,037
Hachijuni Bank Ltd.	114,000	809,196
Hakuhodo DY Holdings, Inc.	67,000	635,214
Hamamatsu Photonics KK	41,000	927,879
Hankyu Hanshin Holdings, Inc.	320,000	1,957,140
Hikari Tsushin, Inc.	5,000	349,962
Hino Motors Ltd.	64,600	658,327
Hirose Electric Co. Ltd.	9,000	979,774
Hiroshima Bank Ltd.	142,000	820,659
Hisamitsu Pharmaceutical Co., Inc.	16,000	535,000
Hitachi Chemical Co. Ltd.	29,800	411,159
Hitachi Construction Machinery Co. Ltd.	31,200	418,159
Hitachi High-Technologies Corp.	15,400	333,461
Hitachi Ltd.	1,343,000	6,776,815
Hitachi Metals Ltd.	62,000	720,001
Hokuhoku Financial Group, Inc.	358,000	819,705
Hokuriku Electric Power Co.	56,700	762,613
Honda Motor Co. Ltd.	449,700	13,422,058
Hoya Corp.	116,200	3,805,769
Hulic Co. Ltd.	82,400	745,416
Ibiden Co. Ltd.	28,300	370,484
Idemitsu Kosan Co. Ltd.	22,100	338,536
IHI Corp.	370,000	950,765
Iida Group Holdings Co. Ltd.	43,000	672,711
Inpex Corp.	245,200	2,192,267
Isetan Mitsukoshi Holdings Ltd.	94,305	1,414,980
Isuzu Motors Ltd.	162,000	1,626,808
ITOCHU Corp.	420,800	4,448,373
Itochu Techno-Solutions Corp.	10,000	213,272
Iyo Bank Ltd.	65,500	752,968
J. Front Retailing Co. Ltd.	66,400	1,075,586
Japan Airlines Co. Ltd.	34,580	1,223,610
Japan Airport Terminal Co. Ltd.	11,600	501,359
Japan Exchange Group, Inc.	153,200	2,239,514
Japan Prime Realty Investment Corp.	235	763,904
Japan Real Estate Investment Corp.	373	1,718,142
Japan Retail Fund Investment Corp.	676	1,307,964
Japan Tobacco, Inc.	304,700	9,451,845
JFE Holdings, Inc.	114,700	1,506,464

Common Stocks	Shares	Value
Japan (continued)
JGC Corp.	58,000	$769,495
Joyo Bank Ltd.	151,000	795,492
JSR Corp.	47,900	690,474
JTEKT Corp.	58,700	821,858
JX Holdings, Inc.	611,260	2,207,210
Kajima Corp.	240,800	1,277,893
Kakaku.com, Inc.	42,300	686,970
Kamigumi Co. Ltd.	62,000	508,033
Kaneka Corp.	78,000	574,402
Kansai Electric Power Co., Inc. (b)	191,500	2,128,948
Kansai Paint Co. Ltd.	75,000	1,020,032
Kao Corp.	139,500	6,323,652
Kawasaki Heavy Industries Ltd.	396,000	1,367,126
KDDI Corp.	478,800	10,717,030
Keihan Electric Railway Co. Ltd.	142,000	947,110
Keikyu Corp.	118,000	939,259
Keio Corp.	169,000	1,201,500
Keisei Electric Railway Co. Ltd.	76,000	833,718
Keyence Corp.	12,392	5,533,995
Kikkoman Corp.	41,000	1,129,268
Kintetsu Corp.	501,000	1,799,513
Kirin Holdings Co. Ltd.	228,900	3,002,416
Kobe Steel Ltd.	861,000	933,560
Koito Manufacturing Co. Ltd.	29,000	947,615
Komatsu Ltd.	252,500	3,706,304
Konami Corp.	28,900	624,594
Konica Minolta, Inc.	120,600	1,270,492
Kose Corp.	8,500	775,789
Kubota Corp.	308,000	4,238,823
Kuraray Co. Ltd.	97,300	1,212,655
Kurita Water Industries Ltd.	30,000	636,937
Kyocera Corp.	87,900	4,025,817
Kyowa Hakko Kirin Co. Ltd.	65,000	968,996
Kyushu Electric Power Co., Inc. (b)	121,400	1,324,525
Lawson, Inc.	18,500	1,364,978
LIXIL Group Corp.	77,100	1,569,154
M3, Inc.	52,100	1,035,373
Mabuchi Motor Co. Ltd.	12,800	555,771
Makita Corp.	32,700	1,739,406
Marubeni Corp.	459,300	2,250,283
Marui Group Co. Ltd.	58,700	708,050
Maruichi Steel Tube Ltd.	7,300	165,244
Mazda Motor Corp.	146,980	2,322,474
McDonald’s Holdings Co. Japan Ltd.	8,100	181,809
Medipal Holdings Corp.	33,100	525,197
Meiji Holdings Co. Ltd.	34,586	2,536,210
Minebea Co. Ltd.	85,000	902,308
Miraca Holdings, Inc.	15,000	636,124
Mitsubishi Chemical Holdings Corp.	367,200	1,917,367
Mitsubishi Corp.	376,400	6,169,780
Mitsubishi Electric Corp.	528,000	4,836,762

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Mitsubishi Estate Co. Ltd.	348,000	$7,108,771
Mitsubishi Gas Chemical Co., Inc.	96,000	443,144
Mitsubishi Heavy Industries Ltd.	829,200	3,708,381
Mitsubishi Logistics Corp.	35,000	405,860
Mitsubishi Materials Corp.	288,000	875,066
Mitsubishi Motors Corp.	185,000	1,414,937
Mitsubishi Tanabe Pharma Corp.	62,800	1,108,273
Mitsubishi UFJ Financial Group, Inc.	3,433,874	20,748,285
Mitsubishi UFJ Lease & Finance Co. Ltd.	137,800	607,070
Mitsui & Co. Ltd.	475,300	5,342,132
Mitsui Chemicals, Inc.	209,000	669,840
Mitsui Fudosan Co. Ltd.	262,000	7,181,780
Mitsui OSK Lines Ltd.	298,000	715,809
Mixi, Inc.	10,500	359,342
Mizuho Financial Group, Inc.	6,392,064	11,956,998
MS&AD Insurance Group Holdings, Inc.	131,170	3,519,271
Murata Manufacturing Co. Ltd.	55,300	7,143,350
Nabtesco Corp.	29,400	537,140
Nagoya Railroad Co. Ltd.	221,000	868,490
Namco Bandai Holdings, Inc.	51,200	1,188,286
NEC Corp.	720,000	2,216,742
Nexon Co. Ltd.	40,300	538,794
NGK Insulators Ltd.	74,000	1,416,019
NGK Spark Plug Co. Ltd.	50,200	1,152,382
NH Foods Ltd.	43,000	877,496
NHK Spring Co. Ltd.	42,700	414,039
Nidec Corp.	60,700	4,174,093
Nikon Corp.	83,800	1,013,426
Nintendo Co. Ltd.	29,300	4,938,564
Nippon Building Fund, Inc.	402	1,945,210
Nippon Electric Glass Co. Ltd.	101,500	490,264
Nippon Express Co. Ltd.	237,000	1,132,470
Nippon Paint Co. Ltd.	41,300	722,327
Nippon Prologis REIT, Inc.	420	762,084
Nippon Steel & Sumitomo Metal	205,827	3,750,723
Nippon Telegraph & Telephone Corp.	204,100	7,189,138
Nippon Yusen KK	454,000	1,052,115
Nissan Motor Co. Ltd.	689,500	6,339,675
Nisshin Seifun Group, Inc.	54,540	793,088
Nissin Foods Holdings Co. Ltd.	15,800	726,846
Nitori Holdings Co. Ltd.	21,600	1,691,371
Nitto Denko Corp.	45,710	2,737,695
NOK Corp.	23,500	508,439
Nomura Holdings, Inc.	985,300	5,719,041
Nomura Real Estate Holdings, Inc.	31,200	627,246
Nomura Real Estate Master Fund, Inc. (b)	964	1,227,851
Nomura Research Institute Ltd.	33,110	1,271,001
NSK Ltd.	131,600	1,275,603
NTT Data Corp.	36,000	1,814,996

Common Stocks	Shares	Value
Japan (continued)
NTT DoCoMo, Inc.	389,900	$6,576,461
NTT Urban Development Corp.	39,100	360,282
Obayashi Corp.	183,000	1,561,390
Odakyu Electric Railway Co. Ltd.	166,000	1,494,903
Oji Holdings Corp.	207,000	888,482
Olympus Corp.	77,900	2,430,347
Omron Corp.	55,900	1,682,713
Ono Pharmaceutical Co. Ltd.	22,400	2,655,865
Oracle Corp. Japan	10,700	451,850
Oriental Land Co. Ltd.	54,500	3,043,446
ORIX Corp.	360,500	4,650,210
Osaka Gas Co. Ltd.	507,000	1,922,249
Otsuka Corp.	14,400	701,620
Otsuka Holdings Co. Ltd.	102,100	3,260,212
Panasonic Corp.	611,700	6,190,480
Park24 Co. Ltd.	26,700	501,100
Rakuten, Inc.	247,600	3,164,933
Recruit Holdings Co. Ltd.	34,800	1,043,453
Resona Holdings, Inc.	599,156	3,052,846
Ricoh Co. Ltd.	181,000	1,826,818
Rinnai Corp.	9,000	686,663
Rohm Co. Ltd.	23,400	1,040,602
Ryohin Keikaku Co. Ltd.	6,700	1,364,178
Sankyo Co. Ltd.	6,800	241,918
Sanrio Co. Ltd.	14,500	396,096
Santen Pharmaceutical Co. Ltd.	103,000	1,382,837
SBI Holdings, Inc.	60,940	688,556
Secom Co. Ltd.	58,300	3,506,193
Sega Sammy Holdings, Inc.	43,932	428,720
Seibu Holdings, Inc.	35,200	713,333
Seiko Epson Corp.	73,100	1,034,076
Sekisui Chemical Co. Ltd.	103,000	1,084,127
Sekisui House Ltd.	155,200	2,431,040
Seven & I Holdings Co. Ltd.	209,100	9,541,886
Seven Bank Ltd.	146,500	634,063
Sharp Corp. (b)(c)	403,000	462,200
Shikoku Electric Power Co., Inc.	56,100	914,890
Shimadzu Corp.	71,000	1,025,046
Shimamura Co. Ltd.	6,100	657,058
Shimano, Inc.	21,900	3,076,856
Shimizu Corp.	163,000	1,399,548
Shin-Etsu Chemical Co. Ltd.	114,500	5,872,022
Shinsei Bank Ltd.	448,000	920,929
Shionogi & Co. Ltd.	82,800	2,967,978
Shiseido Co. Ltd.	98,800	2,154,500
Shizuoka Bank Ltd.	149,000	1,495,339
Showa Shell Sekiyu KK	48,300	380,739
SMC Corp.	14,800	3,240,585
Softbank Corp.	262,900	12,156,437
Sompo Japan Nipponkoa Holdings, Inc.	88,975	2,584,264
Sony Corp.	342,900	8,405,201
Sony Financial Holdings, Inc.	49,600	814,081
Stanley Electric Co. Ltd.	34,900	696,310

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Sumitomo Chemical Co. Ltd.	416,000	$2,103,597
Sumitomo Corp.	312,100	3,018,133
Sumitomo Dainippon Pharma Co. Ltd.	48,400	483,862
Sumitomo Electric Industries Ltd.	209,400	2,678,887
Sumitomo Heavy Industries Ltd.	155,000	614,202
Sumitomo Metal Mining Co. Ltd.	120,000	1,363,170
Sumitomo Mitsui Financial Group, Inc.	340,450	12,909,960
Sumitomo Mitsui Trust Holdings, Inc.	916,820	3,360,186
Sumitomo Realty & Development Co. Ltd.	97,000	3,087,261
Sumitomo Rubber Industries Ltd.	42,300	587,174
Suntory Beverage & Food Ltd.	34,100	1,310,090
Suruga Bank Ltd.	47,300	880,131
Suzuken Co. Ltd.	21,700	723,630
Suzuki Motor Corp.	104,200	3,204,143
Sysmex Corp.	39,800	2,101,907
T&D Holdings, Inc.	152,600	1,802,488
Taiheiyo Cement Corp.	301,000	901,907
Taisei Corp.	292,000	1,903,573
Taisho Pharmaceutical Holdings Co. Ltd.	6,800	390,924
Taiyo Nippon Sanso Corp.	40,900	388,555
Takashimaya Co. Ltd.	74,000	597,911
Takeda Pharmaceutical Co. Ltd.	218,700	9,594,858
TDK Corp.	30,300	1,713,702
Teijin Ltd.	254,000	771,521
Terumo Corp.	86,300	2,442,522
THK Co. Ltd.	33,000	525,641
Tobu Railway Co. Ltd.	288,000	1,237,159
Toho Co. Ltd.	29,100	663,291
Toho Gas Co. Ltd.	112,000	660,439
Tohoku Electric Power Co., Inc.	123,700	1,676,324
Tokio Marine Holdings, Inc.	185,500	6,930,275
Tokyo Electric Power Co., Inc. (b)	393,500	2,628,433
Tokyo Electron Ltd.	44,700	2,110,520
Tokyo Gas Co. Ltd.	634,000	3,066,856
Tokyo Tatemono Co. Ltd.	54,500	649,813
Tokyu Corp.	313,000	2,296,986
Tokyu Fudosan Holdings Corp.	141,500	941,474
TonenGeneral Sekiyu KK	70,000	678,365
Toppan Printing Co. Ltd.	148,000	1,192,211
Toray Industries, Inc.	404,700	3,498,732
Toshiba Corp. (b)	1,107,000	2,788,819
Toto Ltd.	44,500	1,386,782
Toyo Seikan Kaisha Ltd.	43,000	684,450
Toyo Suisan Kaisha Ltd.	25,300	959,175
Toyoda Gosei Co. Ltd.	17,900	351,821
Toyota Industries Corp.	47,300	2,250,005
Toyota Motor Corp.	747,000	43,735,293
Toyota Tsusho Corp.	58,900	1,241,508

Common Stocks	Shares	Value
Japan (continued)
Trend Micro, Inc.	29,800	$1,052,661
Unicharm Corp.	100,800	1,785,357
United Urban Investment Corp.	701	936,180
USS Co. Ltd.	60,000	997,923
West Japan Railway Co.	46,100	2,889,362
Yahoo! Japan Corp.	398,800	1,518,227
Yakult Honsha Co. Ltd.	24,500	1,220,403
Yamada Denki Co. Ltd.	191,000	770,019
Yamaguchi Financial Group, Inc.	55,000	674,189
Yamaha Corp.	50,200	1,111,838
Yamaha Motor Co. Ltd.	72,800	1,464,610
Yamato Holdings Co. Ltd.	93,200	1,784,425
Yamazaki Baking Co. Ltd.	30,000	462,263
Yaskawa Electric Corp.	63,300	645,972
Yokogawa Electric Corp.	58,700	614,416
Yokohama Rubber Co. Ltd.	31,500	555,569

		723,912,116
Luxembourg — 0.0%
RTL Group SA (b)	10,877	937,673
Netherlands — 4.1%
Aegon NV	491,067	2,815,847
Akzo Nobel NV	63,903	4,156,203
Altice NV Class A (b)	69,975	1,464,108
Altice NV Class B (b)	25,369	565,954
ASML Holding NV	95,002	8,350,946
CNH Industrial NV	266,002	1,733,897
Delta Lloyd NV	61,661	518,118
Gemalto NV	20,754	1,348,047
Heineken Holding NV	27,301	1,946,460
Heineken NV	60,799	4,922,810
ING Groep NV CVA	1,055,112	14,914,119
Koninklijke Ahold NV	241,152	4,704,400
Koninklijke Boskalis Westminster NV	22,091	966,979
Koninklijke DSM NV	50,004	2,307,765
Koninklijke KPN NV	836,458	3,137,059
Koninklijke Philips Electronics NV	257,102	6,048,799
Koninklijke Vopak NV	17,409	696,067
NN Group NV	46,568	1,336,838
OCI NV (b)	22,108	567,116
QIAGEN NV (b)	62,014	1,599,659
Randstad Holding NV	33,315	1,991,263
Reed Elsevier NV	293,351	4,792,467
Royal Dutch Shell PLC, Class A	1,069,640	25,251,017
Royal Dutch Shell PLC, Class B	666,430	15,757,899
TNT Express NV (b)	117,037	893,108
Unilever NV CVA	448,157	17,964,366
Wolters Kluwer NV	85,267	2,629,576

		133,380,887
New Zealand — 0.1%
Auckland International Airport Ltd.	168,568	527,701

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	9

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
New Zealand (continued)
Contact Energy Ltd.	127,542	$404,748
Fletcher Building Ltd.	129,793	565,900
Meridian Energy Ltd.	201,488	271,305
Mighty River Power Ltd.	60,644	97,691
Ryman Healthcare Ltd.	61,334	287,288
Spark New Zealand Ltd.	381,883	729,776

		2,884,409
Norway — 0.6%
DnB NOR ASA	271,720	3,536,263
Gjensidige Forsikring ASA	51,954	699,538
Norsk Hydro ASA	413,546	1,378,995
Orkla ASA	225,464	1,667,370
Seadrill Ltd. (b)(c)	98,134	573,126
Statoil ASA	296,749	4,326,328
Subsea 7 SA (b)	67,352	506,985
Telenor ASA	206,184	3,852,870
Yara International ASA	48,555	1,936,987

		18,478,462
Portugal — 0.1%
Banco Comercial Portugues SA (b)	11,308,691	552,650
EDP - Energias de Portugal SA	531,905	1,948,648
Galp Energia SGPS SA	113,713	1,122,098
Jeronimo Martins SGPS SA	82,009	1,106,819

		4,730,215
Singapore — 1.2%
Ascendas Real Estate Investment Trust	511,062	841,948
CapitaCommercial Trust	623,100	588,299
CapitaLand Ltd.	721,249	1,361,876
CapitaMall Trust	570,900	763,390
City Developments Ltd.	118,135	640,107
ComfortDelGro Corp. Ltd.	552,316	1,115,778
DBS Group Holdings Ltd.	462,807	5,282,633
Genting Singapore PLC	1,738,327	887,918
Global Logistic Properties Ltd.	822,300	1,182,226
Golden Agri-Resources Ltd.	2,240,451	520,768
Hutchison Port Holdings Trust	1,602,400	882,273
Jardine Cycle & Carriage Ltd.	33,356	633,770
Keppel Corp. Ltd.	386,477	1,848,311
Noble Group Ltd. (c)	1,259,840	368,635
Oversea-Chinese Banking Corp. Ltd.	809,098	5,010,160
SembCorp Industries Ltd.	327,290	798,778
SembCorp Marine Ltd. (c)	220,197	355,501
Singapore Airlines Ltd.	144,309	1,086,334
Singapore Exchange Ltd.	177,400	877,584
Singapore Press Holdings Ltd.	226,285	610,772
Singapore Technologies Engineering Ltd.	425,813	893,350
Singapore Telecommunications Ltd.	2,058,332	5,209,870

Common Stocks	Shares	Value
Singapore (continued)
StarHub Ltd.	107,657	$262,134
Suntec Real Estate Investment Trust	802,800	847,983
United Overseas Bank Ltd.	345,047	4,505,317
UOL Group Ltd.	148,899	630,421
Wilmar International Ltd.	558,570	1,010,687
Yangzijiang Shipbuilding Holdings Ltd.	582,383	465,675

		39,482,498
Spain — 3.4%
Abertis Infraestructuras SA	141,876	2,244,804
ACS Actividades de Construccion y Servicios SA	57,794	1,662,848
Aena SA (b)(d)	18,544	2,051,232
Amadeus IT Holding SA, Class A	126,430	5,416,911
Banco Bilbao Vizcaya Argentaria SA	1,783,593	15,081,757
Banco de Sabadell SA	1,486,092	2,735,236
Banco Popular Espanol SA	485,586	1,773,861
Banco Santander SA	4,033,213	21,446,237
Bankia SA	1,308,952	1,698,820
Bankinter SA	198,958	1,465,758
CaixaBank SA (b)	7,971	30,684
CaixaBank SA	757,315	2,922,667
Distribuidora Internacional de Alimentacion SA (b)	185,863	1,125,124
Enagas SA	13,781	395,177
Endesa SA	76,846	1,620,557
Ferrovial SA	125,238	2,995,713
Gas Natural SDG SA	108,425	2,115,601
Grifols SA	39,561	1,635,686
Iberdrola SA	1,534,687	10,225,952
Inditex SA	303,386	10,172,975
International Consolidated Airlines Group SA (b)	231,541	2,074,366
Mapfre SA	352,463	921,633
Red Electrica Corp. SA	7,322	607,987
Repsol SA	311,047	3,627,789
Telefonica SA	1,236,604	15,002,456
Zardoya Otis SA	66,790	721,770

		111,773,601
Sweden — 2.9%
Alfa Laval AB	81,358	1,331,900
Assa Abloy AB	265,550	4,762,845
Atlas Copco AB, B Shares	110,878	2,480,138
Atlas Copco AB, A Shares	174,562	4,198,044
Boliden AB	75,335	1,179,607
Electrolux AB, Class B	64,947	1,835,195
Getinge AB, Class B	56,831	1,268,443
Hennes & Mauritz AB, Class B	256,859	9,384,696
Hexagon AB, Class B	68,569	2,094,889
Husqvarna AB, Class B	119,187	781,668

10	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Sweden (continued)
ICA Gruppen AB	20,946	$709,109
Industrivarden AB, Class C	42,032	738,288
Investment AB Kinnevik, Class B	64,063	1,831,257
Investor AB, Class B	118,339	4,066,242
Lundin Petroleum AB (b)	42,634	550,232
Millicom International Cellular SA	17,970	1,123,796
Nordea Bank AB	833,740	9,301,627
Sandvik AB	289,685	2,467,641
Securitas AB, Class B	88,325	1,080,221
Skandinaviska Enskilda Banken AB, Class A	415,180	4,440,440
Skanska AB, Class B	110,394	2,167,332
SKF AB, Class B	111,448	2,048,243
Svenska Cellulosa AB, B Shares	162,860	4,557,168
Svenska Handelsbanken AB, A Shares	406,328	5,828,715
Swedbank AB, Class A	248,587	5,498,828
Swedish Match AB	55,921	1,690,410
Tele2 AB, Class B	81,802	797,782
Telefonaktiebolaget LM Ericsson, Class B	821,457	8,058,183
TeliaSonera AB	698,590	3,770,837
Volvo AB, Class B	421,849	4,040,953

		94,084,729
Switzerland — 9.7%
ABB Ltd., Registered Shares (b)	609,208	10,779,036
Actelion Ltd., Registered Shares (b)	26,544	3,373,636
Adecco SA, Registered Shares (b)	47,120	3,450,861
Aryzta AG (b)	24,274	1,028,813
Baloise Holding AG, Registered Shares	13,568	1,554,947
Barry Callebaut AG, Registered Shares (b)	616	670,746
Cie Financiere Richemont SA, Registered Shares	145,712	11,337,984
Coca-Cola HBC AG (b)	55,055	1,165,439
Credit Suisse Group AG, Registered Shares (b)	427,563	10,277,261
Dufry AG (b)	11,340	1,327,829
EMS-Chemie Holding AG, Registered Shares	2,028	834,320
Geberit AG, Registered Shares	10,298	3,150,319
Givaudan SA, Registered Shares (b)	2,476	4,028,857
Glencore PLC (b)	3,155,534	4,380,083
Holcim Ltd., Registered Shares (b)	122,659	6,429,786
Julius Baer Group Ltd. (b)	61,670	2,800,557
Kuehne & Nagel International AG, Registered Shares	13,598	1,748,520
Lindt & Spruengli AG (b)	281	1,647,541
Lindt & Spruengli AG, Registered Shares (b)	26	1,844,366

Common Stocks	Shares	Value
Switzerland (continued)
Lonza Group AG, Registered Shares (b)	14,520	$1,905,254
Nestle SA, Registered Shares	879,710	66,159,152
Novartis AG, Registered Shares	626,970	57,625,967
Pargesa Holding SA, Bearer Shares	7,631	447,836
Partners Group Holding AG	4,061	1,376,431
Roche Holding AG	193,448	51,354,942
Schindler Holding AG, Participation Certificates	12,180	1,749,618
Schindler Holding AG, Registered Shares	4,343	636,985
SGS SA, Registered Shares	1,556	2,718,946
Sika AG, Bearer Shares	549	1,693,428
Sonova Holding AG, Registered Shares	14,900	1,918,643
STMicroelectronics NV	183,025	1,250,388
Sulzer AG, Registered Shares	5,192	508,744
Swatch Group AG, Bearer Shares	8,824	3,272,559
Swatch Group AG, Registered Shares	13,126	946,908
Swiss Life Holding AG, Registered Shares (b)	9,376	2,091,459
Swiss Prime Site AG, Registered Shares (b)	16,088	1,175,453
Swiss Re AG	97,602	8,373,972
Swisscom AG, Registered Shares	7,067	3,526,906
Syngenta AG, Registered Shares	25,187	8,070,185
Transocean Ltd. (c)	99,638	1,285,278
UBS Group AG	997,014	18,432,911
Zurich Insurance Group AG (b)	41,496	10,187,524

		318,540,390
United Kingdom — 18.0%
3i Group PLC	242,721	1,714,552
Aberdeen Asset Management PLC	258,157	1,159,635
Admiral Group PLC	50,414	1,146,604
Aggreko PLC	71,476	1,030,411
AMEC PLC	103,200	1,121,033
Anglo American PLC	399,159	3,334,216
Antofagasta PLC	101,747	770,702
ARM Holdings PLC	389,614	5,597,667
Ashtead Group PLC	137,201	1,940,240
Associated British Foods PLC	96,353	4,876,343
AstraZeneca PLC	345,470	21,909,211
Aviva PLC	1,102,220	7,538,702
Babcock International Group PLC	68,352	945,596
BAE Systems PLC	863,127	5,850,786
Barclays PLC	4,638,083	17,164,551
Barratt Developments PLC	277,165	2,707,342
BG Group PLC	933,211	13,462,391
BHP Billiton PLC	556,778	8,475,062
BP PLC	5,019,084	25,463,662
British American Tobacco PLC	511,677	28,232,138

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	11

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
United Kingdom (continued)
British Land Co. PLC	259,391	$3,294,169
BT Group PLC	2,274,971	14,479,142
Bunzl PLC	89,602	2,404,395
Burberry Group PLC	130,174	2,698,330
Capita PLC	183,528	3,333,234
Carnival PLC	54,523	2,820,830
Centrica PLC	1,374,838	4,776,219
Cobham PLC	316,308	1,369,186
Compass Group PLC	450,516	7,196,038
Croda International PLC	35,132	1,441,596
Diageo PLC	688,009	18,484,668
Direct Line Insurance Group PLC	341,968	1,940,380
Dixons Carphone PLC	271,648	1,745,879
easyJet PLC	44,947	1,213,302
Fiat Chrysler Automobiles NV (b)	244,386	3,176,417
Fresnillo PLC	63,568	569,448
G4S PLC	421,410	1,473,184
GKN PLC	427,001	1,734,421
GlaxoSmithKline PLC	1,335,767	25,638,558
Hammerson PLC	216,095	2,040,511
Hargreaves Lansdown PLC	73,652	1,346,971
HSBC Holdings PLC	5,326,449	40,181,191
ICAP PLC	145,924	1,010,677
IMI PLC	75,968	1,091,595
Imperial Tobacco Group PLC	263,767	13,636,425
Inmarsat PLC	113,491	1,688,339
InterContinental Hotels Group PLC	69,707	2,414,956
Intertek Group PLC	44,920	1,657,662
Intu Properties PLC	266,365	1,329,492
Investec PLC	155,291	1,189,047
ITV PLC	1,088,356	4,055,704
J. Sainsbury PLC	364,838	1,442,879
Johnson Matthey PLC	56,591	2,098,157
Kingfisher PLC	644,290	3,499,937
Land Securities Group PLC	208,420	3,973,305
Legal & General Group PLC	1,594,855	5,750,675
Lloyds Banking Group PLC	15,638,028	17,803,276
London Stock Exchange Group PLC	79,827	2,925,997
Marks & Spencer Group PLC	452,060	3,431,485
Meggitt PLC	222,702	1,606,601
Melrose Industries PLC	276,807	1,107,350
Merlin Entertainments PLC (d)	222,998	1,256,501
Mondi PLC	99,965	2,095,183
National Grid PLC	1,020,890	14,218,073
Next PLC	39,395	4,539,960
Old Mutual PLC	1,353,895	3,880,069
Pearson PLC	221,925	3,793,348
Persimmon PLC (b)	85,406	2,599,446
Petrofac Ltd.	78,559	914,935
Prudential PLC	700,529	14,778,725
Randgold Resources Ltd.	25,559	1,506,067
Reckitt Benckiser Group PLC	175,780	15,940,746
Reed Elsevier PLC	313,844	5,382,874
Rexam PLC	196,009	1,556,249

Common Stocks	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	341,444	$11,456,523
Rolls-Royce Holdings PLC (b)	503,869	5,168,774
Royal Bank of Scotland Group PLC (b)	872,336	4,161,999
Royal Mail PLC	200,522	1,393,293
RSA Insurance Group PLC	273,151	1,665,257
SABMiller PLC	264,488	14,977,367
Sage Group PLC	290,467	2,197,549
Schroders PLC	31,664	1,345,469
Segro PLC	196,012	1,275,269
Severn Trent PLC	66,588	2,202,734
Sky PLC	287,065	4,541,663
Smith & Nephew PLC	247,562	4,325,209
Smiths Group PLC	115,696	1,762,834
Sports Direct International PLC (b)	63,794	731,889
SSE PLC	273,479	6,189,655
St. James’s Place PLC	134,004	1,724,650
Standard Chartered PLC	704,872	6,840,735
Standard Life PLC	532,888	3,129,736
Tate & Lyle PLC	125,348	1,116,939
Taylor Wimpey PLC	902,497	2,673,895
Tesco PLC (b)	2,249,822	6,249,089
Travis Perkins PLC	65,947	1,967,387
Tullow Oil PLC (b)	235,864	606,272
Unilever PLC	354,652	14,444,892
United Utilities Group PLC	191,640	2,686,025
Vodafone Group PLC	7,275,698	22,948,153
Weir Group PLC	59,739	1,059,855
Whitbread PLC	50,275	3,561,800
William Hill PLC	243,637	1,295,816
WM Morrison Supermarkets PLC	605,897	1,524,711
Wolseley PLC	71,024	4,154,474
WPP PLC	350,239	7,291,627
		588,646,188
Total Common Stocks — 97.9%		3,203,573,292

Rights
Spain — 0.0%
Banco Popular Espanol SA (Expires 09/25/15) (b)	485,586	12,480
Total Long-Term Investments (Cost — $3,311,702,774) — 97.9%		3,203,585,772

12	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master International Index Series

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	10,270,232	$10,270,232

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (e)(f)(g)	3,682	3,682,312
Total Short-Term Securities (Cost — $13,952,544) — 0.4%		13,952,544

Value
Total Investments (Cost — $3,325,655,318*) — 98.3%	$3,217,538,316
Other Assets Less Liabilities — 1.7%	54,125,887

Net Assets — 100.0%	$3,271,664,203
* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,370,490,905

Gross unrealized appreciation	$190,602,463
Gross unrealized depreciation	(343,555,052)

Net unrealized depreciation	$(152,952,589)

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Master Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity		Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,872,785	6,397,447	[1]	10,270,232	$8,227
BlackRock Liquidity Series, LLC, Money Market Series	$4,107,347	$(425,035)[2]		$3,682,312	$191,792	[3]
[1]	Represents net shares purchased.

[2]	Represents beneficial interest sold.

[3]

Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	13

Schedule of Investments (continued)	Master International Index Series

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
653	Euro Stoxx 50 Index	December 2015	$22,553,850	$222,024
202	FTSE 100 Index	December 2015	$18,391,055	139,399
204	Nikkei 225 Index	December 2015	$14,726,295	(118,697)
86	SPI 200 Index	December 2015	$7,555,991	(55,782)
Total				$186,944

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of period end, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

14	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$205,407,384	$9	$205,407,393
Austria	—	4,635,726	—	4,635,726
Belgium	—	41,864,942	—	41,864,942
Denmark	—	57,585,801	—	57,585,801
Finland	—	27,125,852	—	27,125,852
France	—	323,000,578	—	323,000,578
Germany	—	284,671,395	—	284,671,395
Hong Kong	$723,200	95,703,275	—	96,426,475
Ireland	—	28,684,400	—	28,684,400
Israel	—	18,739,249	—	18,739,249
Italy	—	78,580,313	—	78,580,313
Japan	—	723,912,116	—	723,912,116
Luxembourg	—	937,673	—	937,673
Netherlands	16,944,181	116,436,706	—	133,380,887
New Zealand	—	2,884,409	—	2,884,409
Norway	—	18,478,462	—	18,478,462
Portugal	—	4,730,215	—	4,730,215
Singapore	—	39,482,498	—	39,482,498
Spain	—	111,773,601	—	111,773,601
Sweden	—	94,084,729	—	94,084,729
Switzerland	—	318,540,390	—	318,540,390
United Kingdom	—	588,646,188	—	588,646,188
Rights	—	12,480	—	12,480
Short-Term Securities	10,270,232	3,682,312	—	13,952,544

Total	$27,937,613	$3,189,600,694	$9	$3,217,538,316

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$361,423	—	—	$361,423
Liabilities:
Equity contracts	(174,479)	—	—	(174,479)

Total	$186,944	—	—	$186,944

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	15

Schedule of Investments (concluded)	Master International Index Series

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$285,049,371	—	—	$285,049,371
Liabilities:
Collateral on securities loaned at value	—	$(3,682,312)	—	(3,682,312)
Foreign currency overdraft	—	(239,979,387)	—	(239,979,387)

Total	$285,049,371	$(243,661,699)	—	$41,387,672

During the period ended September 30, 2015, there were no transfers between levels.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	16

Schedule of Investments September 30, 2015 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.3%
Constant Contact, Inc. (a)	15,439	$374,241
Harte-Hanks, Inc.	23,707	83,686
Marchex, Inc., Class B	15,196	61,240
Marin Software, Inc. (a)	15,012	46,987
Marketo, Inc. (a)	16,723	475,268
MDC Partners, Inc., Class A	20,993	386,901
National CineMedia, Inc.	30,047	403,231
QuinStreet, Inc. (a)	16,739	92,901
Sizmek, Inc. (a)	10,511	62,961
TubeMogul, Inc. (a)(b)	7,683	80,825
Viad Corp.	9,729	282,044
		2,350,285
Aerospace — 1.2%
AAR Corp.	16,975	322,016
Aerojet Rocketdyne Holdings, Inc. (a)	30,189	488,458
Aerovironment, Inc. (a)	9,633	193,045
Astronics Corp. (a)	9,249	373,937
Cubic Corp.	10,374	435,086
Curtiss-Wright Corp.	22,754	1,420,305
Ducommun, Inc. (a)	5,339	107,154
Esterline Technologies Corp. (a)	14,088	1,012,786
HEICO Corp.	9,237	451,504
HEICO Corp., Class A	19,010	863,244
Kaman Corp.	13,103	469,742
KLX, Inc. (a)	25,349	905,973
Kratos Defense & Security Solutions, Inc. (a)	21,144	89,228
Moog, Inc., Class A (a)	18,467	998,511
Teledyne Technologies, Inc. (a)	16,959	1,531,398
		9,662,387
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,896	76,959
Andersons, Inc.	13,572	462,262
Arcadia Biosciences, Inc. (a)	3,831	11,684
Cal-Maine Foods, Inc.	14,937	815,710
Calavo Growers, Inc.	7,065	315,382
Fresh Del Monte Produce, Inc.	15,993	631,883
Limoneira Co. (b)	5,616	93,956
Sanderson Farms, Inc. (b)	10,802	740,693
Seaboard Corp. (a)	126	387,954
		3,536,483
Air Transport — 0.5%
Air Transport Services Group, Inc. (a)	24,952	213,340
Allegiant Travel Co.	6,409	1,385,946
Atlas Air Worldwide Holdings, Inc. (a)	12,062	416,863
Bristow Group, Inc.	16,686	436,506
Era Group, Inc. (a)	9,855	147,529

Common Stocks	Shares	Value
Air Transport (continued)
Hawaiian Holdings, Inc. (a)	22,971	$566,924
PHI, Inc. (a)	6,013	113,526
Republic Airways Holdings, Inc. (a)	23,887	138,067
SkyWest, Inc.	24,702	412,029
Virgin America, Inc. (a)	12,097	414,080
		4,244,810
Alternative Energy — 0.2%
Abengoa Yield PLC	23,396	387,204
Ameresco, Inc., Class A (a)	9,130	53,684
EnerNOC, Inc. (a)	12,764	100,836
Green Brick Partners, Inc. (a)	10,355	112,145
Green Plains Renewable Energy, Inc.	18,219	354,542
REX American Resources Corp. (a)	2,618	132,523
Solazyme, Inc. (a)(b)	38,354	99,720
TerraForm Global, Inc., Class A (a)	19,125	127,373
Vivint Solar, Inc. (a)(b)	9,703	101,687
		1,469,714
Aluminum — 0.1%
Century Aluminum Co. (a)	23,622	108,661
Kaiser Aluminum Corp.	8,239	661,180
		769,841
Asset Management & Custodian — 0.5%
Arlington Asset Investment Corp.	8,623	121,153
Ashford, Inc. (a)	521	33,057
Calamos Asset Management, Inc., Class A	8,176	77,509
CIFC Corp.	3,012	21,536
Cohen & Steers, Inc.	9,661	265,195
Cowen Group, Inc., Class A (a)	53,667	244,722
Diamond Hill Investment Group, Inc.	1,439	267,712
Fifth Street Asset Management, Inc.	2,951	22,044
Financial Engines, Inc.	24,855	732,477
GAMCO Investors, Inc., Class A	3,061	168,049
KCG Holdings, Inc., Class A (a)	16,599	182,091
Medley Management, Inc.	2,720	18,006
OM Asset Management PLC	12,250	188,895
Oppenheimer Holdings, Inc., Class A	5,115	102,351
Pzena Investment Management, Inc., Class A	6,495	57,806
RCS Capital Corp., Class A (a)(b)	21,582	17,481
Resource America, Inc., Class A	7,253	48,232
Virtus Investment Partners, Inc.	3,294	331,047
Westwood Holdings Group, Inc.	3,789	205,932
WisdomTree Investments, Inc.	54,894	885,440

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	17

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Asset Management & Custodian (continued)
ZAIS Group Holdings, Inc. (a)(b)	1,748	$16,466
		4,007,201
Auto Parts — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	36,651	730,821
Dana Holding Corp.	78,363	1,244,405
Dorman Products, Inc. (a)	12,815	652,155
Federal-Mogul Corp. (a)	13,976	95,456
Fenix Parts, Inc. (a)	6,914	46,186
Fox Factory Holding Corp. (a)	8,005	134,964
Gentherm, Inc. (a)	17,228	773,882
Horizon Global Corp. (a)	8,315	73,338
Meritor, Inc. (a)	47,043	500,067
Metaldyne Performance Group, Inc.	5,723	120,240
Remy International, Inc.	13,665	399,701
Standard Motor Products, Inc.	9,513	331,814
Stoneridge, Inc. (a)	13,380	165,109
Superior Industries International, Inc.	11,219	209,571
Tenneco, Inc. (a)	29,072	1,301,554
Tower International, Inc. (a)	10,019	238,051
		7,017,314
Auto Services — 0.1%
Cooper Tire & Rubber Co.	27,248	1,076,568
Back Office Support, HR & Consulting — 1.9%
6D Global Technologies, Inc. (a)(b)	10,585	30,802
Advisory Board Co. (a)	20,468	932,113
Angie’s List, Inc. (a)	20,767	104,666
Arrowhead Research Corp. (a)(b)	28,709	165,364
Barrett Business Services, Inc.	3,350	143,816
CBIZ, Inc. (a)	24,209	237,732
CDI Corp.	6,488	55,472
CEB, Inc.	16,006	1,093,850
Convergys Corp.	47,600	1,100,036
CRA International, Inc. (a)	4,421	95,405
DHI Group, Inc. (a)	21,614	157,998
ExlService Holdings, Inc. (a)	16,108	594,868
Forrester Research, Inc.	4,912	154,433
FTI Consulting, Inc. (a)	19,850	823,973
GP Strategies Corp. (a)	6,347	144,839
Hackett Group, Inc.	11,757	161,659
Heidrick & Struggles International, Inc.	8,806	171,277
Huron Consulting Group, Inc. (a)	11,221	701,649
ICF International, Inc. (a)	9,498	288,644
Insperity, Inc.	9,302	408,637
Kelly Services, Inc., Class A	14,245	201,424
Kforce, Inc.	11,809	310,341
Korn/Ferry International	24,235	801,451
Liquidity Services, Inc. (a)	11,312	83,596

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (continued)
MAXIMUS, Inc.	31,634	$1,884,121
Monster Worldwide, Inc. (a)	43,702	280,567
Navigant Consulting, Inc. (a)	23,421	372,628
NV5 Holdings, Inc. (a)	2,656	49,295
On Assignment, Inc. (a)	24,552	905,969
Patriot National, Inc. (a)	4,060	64,270
Paylocity Holding Corp. (a)	7,339	220,097
PFSweb, Inc. (a)	5,908	84,012
Resources Connection, Inc.	18,217	274,530
RPX Corp. (a)	26,303	360,877
ServiceSource International, Inc. (a)	27,947	111,788
Sykes Enterprises, Inc. (a)	18,935	482,843
TeleTech Holdings, Inc.	7,819	209,471
TriNet Group, Inc. (a)	19,791	332,489
TrueBlue, Inc. (a)	20,169	453,197
Volt Information Sciences, Inc. (a)	4,600	41,860
WageWorks, Inc. (a)	17,189	774,880
		15,866,939
Banks: Diversified — 8.6%
1st Source Corp.	7,664	236,051
Access National Corp.	3,461	70,501
Ambac Financial Group, Inc. (a)	21,873	316,502
American National Bankshares, Inc.	4,096	96,051
Ameris Bancorp	15,499	445,596
Ames National Corp.	4,471	102,520
Anchor BanCorp Wisconsin, Inc. (a)	3,726	158,690
Arrow Financial Corp.	5,310	141,777
Bancfirst Corp.	3,510	221,481
Banco Latinoamericano de Comercio Exterior SA	14,497	335,606
Bancorp, Inc. (a)	16,047	122,278
BancorpSouth, Inc.	46,357	1,101,906
Bank of Marin Bancorp	2,812	134,948
Bank of the Ozarks, Inc.	37,271	1,630,979
Banner Corp.	10,023	478,799
Bar Harbor Bankshares	2,926	93,603
BBCN Bancorp, Inc.	38,115	572,487
BBX Capital Corp., Class A (a)	1,008	16,229
Beneficial Bancorp, Inc. (a)	39,700	526,422
BNC Bancorp	13,546	301,128
Boston Private Financial Holdings, Inc.	39,848	466,222
Bridge Bancorp, Inc.	7,228	193,060
Bryn Mawr Bank Corp.	8,455	262,697
Camden National Corp.	3,566	144,066
Capital City Bank Group, Inc.	5,224	77,942
Capitol Federal Financial, Inc.	67,617	819,518
Cardinal Financial Corp.	15,411	354,607
Cascade Bancorp (a)	14,705	79,554
Cathay General Bancorp	37,892	1,135,244

18	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
Centerstate Banks, Inc.	21,861	$321,357
Central Pacific Financial Corp.	11,153	233,878
Century Bancorp, Inc., Class A	1,822	74,265
Charter Financial Corp.	7,662	97,154
Chemical Financial Corp.	16,088	520,447
Citizens & Northern Corp.	5,648	110,249
City Holding Co.	7,272	358,510
CNB Financial Corp.	6,890	125,191
CoBiz Financial, Inc.	17,112	222,627
Columbia Banking System, Inc.	27,623	862,114
Community Bank System, Inc.	19,554	726,822
Community Trust Bancorp, Inc.	7,399	262,738
CommunityOne Bancorp (a)	5,794	62,981
ConnectOne Bancorp, Inc.	14,355	277,051
CU Bancorp (a)	8,264	185,609
Customers Bancorp, Inc. (a)	13,015	334,485
CVB Financial Corp.	50,862	849,395
Eagle Bancorp, Inc. (a)	14,387	654,608
Enterprise Bancorp, Inc.	3,668	76,918
Enterprise Financial Services Corp.	9,086	228,695
EverBank Financial Corp.	46,135	890,405
Farmers Capital Bank Corp. (a)	3,735	92,815
Fidelity Southern Corp.	8,562	181,001
Financial Institutions, Inc.	6,798	168,454
First Bancorp, Inc.	5,200	99,320
First Bancorp, North Carolina	9,490	161,330
First BanCorp, Puerto Rico (a)	54,439	193,803
First Busey Corp.	11,645	231,386
First Business Financial Services, Inc.	4,320	101,606
First Citizens BancShares, Inc., Class A	3,668	828,968
First Commonwealth Financial Corp.	42,783	388,897
First Community Bancshares, Inc.	8,002	143,236
First Connecticut Bancorp, Inc.	7,679	123,785
First Financial Bancorp	29,535	563,528
First Financial Bankshares, Inc.	30,712	976,027
First Financial Corp.	5,265	170,323
First Interstate Bancsystem, Inc.	9,259	257,771
First Merchants Corp.	18,136	475,526
First Midwest Bancorp, Inc.	37,309	654,400
First NBC Bank Holding Co. (a)	7,327	256,738
First of Long Island Corp.	5,970	161,369
FirstMerit Corp.	78,452	1,386,247
Flagstar Bancorp, Inc. (a)	9,843	202,372
FNB Corp.	82,802	1,072,286
Franklin Financial Network, Inc. (a)	2,785	62,245
Fulton Financial Corp.	84,769	1,025,705
German American Bancorp, Inc.	6,415	187,767
Glacier Bancorp, Inc.	36,161	954,289
Great Western Bancorp, Inc.	19,854	503,696
Guaranty Bancorp	7,015	115,537

Common Stocks	Shares	Value
Banks: Diversified (continued)
Hampton Roads Bankshares, Inc. (a)	14,489	$27,529
Hancock Holding Co.	37,324	1,009,614
Hanmi Financial Corp.	15,195	382,914
Heartland Financial USA, Inc.	8,577	311,259
Heritage Commerce Corp.	10,892	123,515
Heritage Oaks Bancorp	11,173	88,937
Home BancShares, Inc.	27,160	1,099,980
Horizon Bancorp	5,529	131,314
Iberiabank Corp.	18,304	1,065,476
Independent Bank Corp./MA	12,515	576,941
Independent Bank Corp./MI	11,209	165,445
Independent Bank Group, Inc.	4,724	181,543
International Bancshares Corp.	25,889	648,002
Janus Capital Group, Inc.	69,816	949,498
Lakeland Bancorp, Inc.	18,438	204,846
Lakeland Financial Corp.	7,935	358,265
Live Oak Bancshares, Inc.	1,488	29,224
MainSource Financial Group, Inc.	10,208	207,835
MB Financial, Inc.	35,596	1,161,853
Mercantile Bank Corp.	8,105	168,422
Merchants Bancshares, Inc.	2,424	71,266
Metro Bancorp, Inc.	5,697	167,435
National Bank Holdings Corp., Class A	16,637	341,558
National Bankshares, Inc.	3,394	105,587
National Commerce Corp. (a)(b)	2,914	69,878
National Penn Bancshares, Inc.	67,324	791,057
NBT Bancorp, Inc.	21,027	566,467
NewBridge Bancorp	17,541	149,625
OFG Bancorp	21,746	189,843
Old National Bancorp	56,088	781,306
Old Second Bancorp, Inc. (a)	12,064	75,159
Opus Bank	5,104	195,177
Pacific Continental Corp.	9,289	123,637
Pacific Premier Bancorp, Inc. (a)	9,892	201,005
Park National Corp.	6,246	563,514
Park Sterling Corp.	21,621	147,023
Peapack Gladstone Financial Corp.	7,456	157,844
Penns Woods Bancorp, Inc.	2,257	92,356
People’s Utah Bancorp	487	7,943
Peoples Bancorp, Inc.	8,874	184,490
Peoples Financial Services Corp.	3,574	124,840
Pinnacle Financial Partners, Inc.	17,202	849,951
Preferred Bank	5,590	176,644
PrivateBancorp, Inc.	37,463	1,435,957
Prosperity Bancshares, Inc.	33,271	1,633,939
Provident Financial Services, Inc.	31,545	615,127
QCR Holdings, Inc.	5,787	126,562
Renasant Corp.	19,234	631,837
Republic Bancorp, Inc., Class A	4,664	114,501
S&T Bancorp, Inc.	16,616	542,014
Sandy Spring Bancorp, Inc.	11,795	308,793

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	19

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
Seacoast Banking Corp. of Florida (a)	11,247	$165,106
ServisFirst Bancshares, Inc.	10,759	446,821
Sierra Bancorp	5,797	92,520
Simmons First National Corp., Class A	14,289	684,872
South State Corp.	11,493	883,467
Southside Bancshares, Inc.	12,133	334,264
Southwest Bancorp, Inc.	9,165	150,398
Square 1 Financial, Inc. (a)	8,295	212,974
State Bank Financial Corp.	17,084	353,297
Stock Yards Bancorp, Inc.	6,996	254,305
Stonegate Bank	5,466	173,873
Suffolk Bancorp	5,652	154,413
Talmer Bancorp, Inc., Class A	23,845	397,019
Texas Capital Bancshares, Inc. (a)	21,830	1,144,329
Tompkins Financial Corp.	7,213	384,886
TowneBank	21,841	411,703
Trico Bancshares	10,777	264,791
Tristate Capital Holdings, Inc. (a)	10,248	127,793
Triumph Bancorp, Inc. (a)	6,998	117,566
TrustCo Bank Corp. NY	45,048	263,080
Trustmark Corp.	32,317	748,785
UMB Financial Corp.	18,836	957,057
Umpqua Holdings Corp.	104,595	1,704,898
Union Bankshares Corp.	21,573	517,752
United Bankshares, Inc.	32,989	1,253,252
United Community Banks, Inc.	25,387	518,910
United Community Financial Corp.	24,251	121,255
Univest Corp. of Pennsylvania	9,495	182,494
Valley National Bancorp	111,823	1,100,338
Washington Trust Bancorp, Inc.	7,060	271,457
Webster Financial Corp.	43,344	1,544,347
WesBanco, Inc.	18,384	578,177
West BanCorp., Inc.	7,750	145,313
Westamerica BanCorp	12,189	541,679
Western Alliance Bancorp (a)	41,153	1,263,809
Wilshire Bancorp, Inc.	33,821	355,459
Wintrust Financial Corp.	22,511	1,202,763
Yadkin Financial Corp.	11,924	256,247
		70,568,606
Banks: Savings, Thrift & Mortgage Lending — 1.6%
Apollo Residential Mortgage, Inc.	15,631	197,888
Astoria Financial Corp.	43,385	698,499
Banc of California, Inc.	17,949	220,234
Bank Mutual Corp.	21,869	167,954
BankFinancial Corp.	8,320	103,418
Bear State Financial, Inc. (a)(b)	6,070	54,023
Berkshire Hills Bancorp, Inc.	14,244	392,280
BofI Holding, Inc. (a)	7,362	948,447
Brookline Bancorp, Inc.	33,732	342,043
BSB Bancorp, Inc. (a)	3,899	82,425

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (continued)
Clifton Bancorp, Inc.	12,813	$177,844
Dime Community Bancshares, Inc.	14,809	250,272
First Defiance Financial Corp.	4,438	162,253
Flushing Financial Corp.	14,062	281,521
Fox Chase Bancorp, Inc.	5,729	99,455
Great Southern Bancorp, Inc.	5,103	220,960
Heritage Financial Corp.	14,368	270,406
Hingham Institution for Savings	614	71,242
HomeStreet, Inc. (a)	10,533	243,312
Investors Bancorp, Inc.	166,323	2,052,426
Kearny Financial Corp.	44,990	516,035
Ladder Capital Corp.	19,300	276,376
LegacyTexas Financial Group, Inc.	22,840	696,163
Meridian Bancorp, Inc.	26,514	362,446
Northfield Bancorp, Inc.	22,509	342,362
Northwest Bancshares, Inc.	48,768	633,984
OceanFirst Financial Corp.	6,277	108,090
Ocwen Financial Corp. (a)	51,746	347,216
Oritani Financial Corp.	21,057	328,910
Sterling Bancorp	57,754	858,802
Territorial Bancorp, Inc.	3,876	100,931
United Financial Bancorp, Inc.	23,760	310,068
Washington Federal, Inc.	44,772	1,018,563
Waterstone Financial, Inc.	13,306	179,365
WSFS Financial Corp.	13,570	390,952
		13,507,165
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	4,380	922,472
Castle Brands, Inc. (a)	31,699	41,843
Craft Brew Alliance, Inc. (a)	4,619	36,813
		1,001,128
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	2,243	433,751
Farmer Bros Co. (a)	3,540	96,465
National Beverage Corp. (a)	5,441	167,202
		697,418
Biotechnology — 4.9%
Acceleron Pharma, Inc. (a)	10,394	258,811
Acorda Therapeutics, Inc. (a)	20,554	544,887
Aduro Biotech, Inc. (a)	3,779	73,199
Advaxis, Inc. (a)(b)	14,874	152,161
Aegerion Pharmaceuticals, Inc. (a)	12,300	167,280
Affimed NV (a)	7,751	47,824
Agenus, Inc. (a)	36,356	167,238
Aimmune Therapeutics, Inc. (a)	5,292	133,993
Akebia Therapeutics, Inc. (a)	11,693	112,954
Albany Molecular Research, Inc. (a)	11,831	206,096
Alder Biopharmaceuticals, Inc. (a)	11,215	367,403

20	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Biotechnology (continued)
Alimera Sciences, Inc. (a)	15,224	$33,645
AMAG Pharmaceuticals, Inc. (a)	8,505	337,904
Amicus Therapeutics, Inc. (a)	55,629	778,250
ANI Pharmaceuticals, Inc. (a)	3,853	152,232
Anthera Pharmaceuticals, Inc. (a)	18,752	114,200
Applied Genetic Technologies Corp. (a)	4,222	55,477
Ardelyx, Inc. (a)	7,952	137,411
Arena Pharmaceuticals, Inc. (a)	116,044	221,644
Ariad Pharmaceuticals, Inc. (a)	80,470	469,945
Array BioPharma, Inc. (a)	67,696	308,694
Assembly Biosciences, Inc. (a)	6,922	66,174
Asterias Biotherapeutics, Inc. (a)(b)	5,229	20,236
Atara Biotherapeutics, Inc. (a)	8,058	253,344
aTyr Pharma, Inc. (a)	3,061	31,406
Avalanche Biotechnologies, Inc. (a)(b)	9,611	79,195
Axovant Sciences Ltd. (a)	6,189	79,962
Bellicum Pharmaceuticals, Inc. (a)	3,783	54,967
BioCryst Pharmaceuticals, Inc. (a)	34,717	395,774
BioDelivery Sciences International, Inc. (a)(b)	22,241	123,660
BioTelemetry, Inc. (a)	13,298	162,768
Biotime, Inc. (a)(b)	24,790	74,370
Blueprint Medicines Corp. (a)	4,448	94,920
Calithera Biosciences, Inc. (a)(b)	5,615	30,489
Carbylan Therapeutics, Inc. (a)	6,127	21,873
Catabasis Pharmaceuticals, Inc. (a)	1,020	8,252
Catalyst Pharmaceutical Partners, Inc. (a)	36,478	109,434
Celldex Therapeutics, Inc. (a)	47,204	497,530
Cellular Biomedicine Group, Inc. (a)(b)	4,870	82,449
Cepheid, Inc. (a)	34,332	1,551,806
ChemoCentryx, Inc. (a)	13,406	81,106
Chiasma, Inc. (a)	2,999	59,620
Cidara Therapeutics, Inc. (a)	2,410	30,655
Clovis Oncology, Inc. (a)	13,252	1,218,654
Coherus Biosciences, Inc. (a)	11,249	225,430
Collegium Pharmaceutical, Inc. (a)	3,407	75,329
Corium International, Inc. (a)	5,000	46,750
CTI BioPharma Corp. (a)	80,579	117,645
Curis, Inc. (a)	52,007	105,054
Cytokinetics, Inc. (a)	16,384	109,609
CytRx Corp. (a)(b)	32,453	76,914
Dermira, Inc. (a)	7,536	175,890
Dyax Corp. (a)	69,467	1,326,125
Dynavax Technologies Corp. (a)	17,554	430,775
Emergent Biosolutions, Inc. (a)	14,596	415,840
Epizyme, Inc. (a)	13,830	177,854
Exact Sciences Corp. (a)	46,016	827,828
Exelixis, Inc. (a)(b)	108,173	606,851
Fibrocell Science, Inc. (a)	12,130	46,701

Common Stocks	Shares	Value
Biotechnology (continued)
FibroGen, Inc. (a)	22,936	$502,757
Five Prime Therapeutics, Inc. (a)	10,442	160,702
Flex Pharma, Inc. (a)	2,873	34,505
Foundation Medicine, Inc. (a)	5,658	104,390
Galena Biopharma, Inc. (a)(b)	76,673	121,143
GenMark Diagnostics, Inc. (a)	20,803	163,720
Genocea Biosciences, Inc. (a)	10,116	69,295
Genomic Health, Inc. (a)	8,674	183,542
Geron Corp. (a)	74,822	206,509
Global Blood Therapeutics, Inc. (a)	3,291	138,749
Halozyme Therapeutics, Inc. (a)	50,905	683,654
Harvard Bioscience, Inc. (a)	15,284	57,774
Heron Therapeutics, Inc. (a)	14,040	342,576
Idera Pharmaceuticals, Inc. (a)	40,364	135,219
IGI Laboratories, Inc. (a)(b)	20,313	132,847
Ignyta, Inc. (a)	10,299	90,425
Immunogen, Inc. (a)	41,295	396,432
Immunomedics, Inc. (a)	46,657	80,250
INC Research Holdings, Inc., Class A (a)	6,171	246,840
Inovio Pharmaceuticals, Inc. (a)(b)	34,366	198,635
Insmed, Inc. (a)	29,517	548,131
Insys Therapeutics, Inc. (a)	11,295	321,456
Invitae Corp. (a)	3,830	27,653
Karyopharm Therapeutics, Inc. (a)(b)	10,964	115,451
Keryx Biopharmaceuticals, Inc. (a)(b)	49,264	173,409
Lexicon Pharmaceuticals, Inc. (a)	20,090	215,767
Ligand Pharmaceuticals, Inc., Class B (a)	8,450	723,742
Lion Biotechnologies, Inc. (a)	21,561	124,191
Loxo Oncology, Inc. (a)	3,866	67,578
MacroGenics, Inc. (a)	15,094	323,313
MannKind Corp. (a)(b)	118,151	379,265
Medgenics, Inc. (a)	8,118	63,483
Merrimack Pharmaceuticals, Inc. (a)(b)	52,861	449,847
Mirati Therapeutics, Inc. (a)	5,191	178,674
Momenta Pharmaceuticals, Inc. (a)	29,318	481,108
Myriad Genetics, Inc. (a)(b)	33,337	1,249,471
NantKwest, Inc. (a)	2,513	28,799
Natera, Inc. (a)	3,905	42,369
Nektar Therapeutics (a)	63,071	691,258
Neos Therapeutics, Inc. (a)	2,175	45,697
Neurocrine Biosciences, Inc. (a)	40,808	1,623,750
NewLink Genetics Corp. (a)	10,000	358,400
Nivalis Therapeutics, Inc. (a)	1,459	18,923
Northwest Biotherapeutics, Inc. (a)(b)	22,706	141,912
Novavax, Inc. (a)	128,717	910,029
Ocata Therapeutics, Inc. (a)(b)	20,482	85,615
Omeros Corp. (a)(b)	17,936	196,579

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	21

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Biotechnology (continued)
OncoMed Pharmaceuticals, Inc. (a)	8,064	$133,782
Oncothyreon, Inc. (a)	45,711	125,248
Ophthotech Corp. (a)	11,364	460,469
Orexigen Therapeutics, Inc. (a)	49,201	103,814
Organovo Holdings, Inc. (a)(b)	42,048	112,689
Osiris Therapeutics, Inc. (a)	9,176	169,481
Pacific Biosciences of California, Inc. (a)	28,873	105,675
PDL BioPharma, Inc.	79,534	400,056
Peregrine Pharmaceuticals, Inc. (a)	93,504	95,374
Pfenex, Inc. (a)	7,904	118,639
PRA Health Sciences, Inc. (a)	9,576	371,836
Progenics Pharmaceuticals, Inc. (a)	32,984	188,668
Proteon Therapeutics, Inc. (a)(b)	3,720	51,745
Prothena Corp. PLC (a)	15,032	681,551
PTC Therapeutics, Inc. (a)	16,247	433,795
RadNet, Inc. (a)	17,047	94,611
Raptor Pharmaceutical Corp. (a)	38,642	233,784
Regulus Therapeutics, Inc. (a)	13,333	87,198
Repligen Corp. (a)	15,777	439,389
Retrophin, Inc. (a)	16,805	340,469
Rigel Pharmaceuticals, Inc. (a)	43,553	107,576
Rockwell Medical, Inc. (a)(b)	24,116	185,934
RTI Surgical, Inc. (a)	28,265	160,545
Sage Therapeutics, Inc. (a)	6,615	279,947
Sangamo Biosciences, Inc. (a)	32,897	185,539
Sarepta Therapeutics, Inc. (a)	19,925	639,792
Sequenom, Inc. (a)(b)	57,494	100,614
Seres Therapeutics, Inc. (a)	3,828	113,462
Sorrento Therapeutics, Inc. (a)	13,746	115,329
Spark Therapeutics, Inc. (a)	3,897	162,622
Stemline Therapeutics, Inc. (a)	7,911	69,854
Sucampo Pharmaceuticals, Inc., Class A (a)	11,966	237,764
Synergy Pharmaceuticals, Inc. (a)(b)	48,064	254,739
Synta Pharmaceuticals Corp. (a)	41,501	72,212
TESARO, Inc. (a)	11,161	447,556
Theravance, Inc. (b)	40,779	292,793
Threshold Pharmaceuticals, Inc. (a)	30,379	123,643
Tobira Therapeutics, Inc. (a)(b)	1,239	11,969
Tokai Pharmaceuticals, Inc. (a)(b)	4,736	49,018
Trevena, Inc. (a)	13,849	143,337
Trovagene, Inc. (a)(b)	13,842	78,761
Vanda Pharmaceuticals, Inc. (a)	19,829	223,671
Veracyte, Inc. (a)	6,891	32,319
Verastem, Inc. (a)	15,095	27,020
Versartis, Inc. (a)	10,603	122,253
Vitae Pharmaceuticals, Inc. (a)	5,627	61,953
Vital Therapies, Inc. (a)(b)	8,750	35,350
vTv Therapeutics, Inc., Class A (a)	1,525	9,943
West Pharmaceutical Services, Inc.	34,576	1,871,253
Wright Medical Group, Inc. (a)	24,802	521,338

Common Stocks	Shares	Value
Biotechnology (continued)
XBiotech, Inc. (a)(b)	2,031	$30,343
Xencor Inc. (a)	13,493	165,019
XOMA Corp. (a)	46,399	34,878
ZIOPHARM Oncology, Inc. (a)(b)	55,022	495,748
		40,582,688
Building Materials — 0.8%
Builders FirstSource, Inc. (a)	24,484	310,457
Continental Building Products, Inc. (a)	15,315	314,570
Gibraltar Industries, Inc. (a)	14,620	268,277
Griffon Corp.	16,345	257,761
Headwaters, Inc. (a)	35,629	669,825
Louisiana-Pacific Corp. (a)	68,584	976,636
LSI Industries, Inc.	10,435	88,071
Masonite International Corp. (a)	14,413	873,140
NCI Building Systems, Inc. (a)	12,933	136,702
Patrick Industries, Inc. (a)	6,143	242,587
PGT, Inc. (a)	23,114	283,840
Quanex Building Products Corp.	16,320	296,534
Simpson Manufacturing Co., Inc.	20,222	677,235
Stock Building Supply Holdings, Inc. (a)	7,155	126,000
Summit Materials, Inc., Class A (a)	12,382	232,410
Trex Co., Inc. (a)	15,494	516,415
		6,270,460
Building: Climate Control — 0.1%
AAON, Inc.	19,627	380,371
Comfort Systems USA, Inc.	18,013	491,034
Nortek, Inc. (a)	4,647	294,202
		1,165,607
Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	23,502	763,580
Casinos & Gambling — 0.4%
Boyd Gaming Corp. (a)	38,933	634,608
Caesars Acquisition Co., Class A (a)	23,241	165,011
Caesars Entertainment Corp. (a)	26,827	158,011
Eldorado Resorts, Inc. (a)	14,395	129,843
Empire Resorts, Inc. (a)(b)	7,240	30,480
Isle of Capri Casinos, Inc. (a)	10,860	189,398
Monarch Casino & Resort, Inc. (a)	5,276	94,810
Penn National Gaming, Inc. (a)	38,906	652,843
Pinnacle Entertainment, Inc. (a)	23,194	784,885
Scientific Games Corp., Class A (a)(b)	24,077	251,605
		3,091,494
Cement — 0.0%
US Concrete, Inc. (a)	7,074	338,066

22	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Chemicals: Diversified — 0.9%
Aceto Corp.	13,958	$383,147
American Vanguard Corp.	14,217	164,349
Axiall Corp.	33,718	529,035
Chemtura Corp. (a)	32,452	928,776
Hawkins, Inc.	5,138	197,813
Innophos Holdings, Inc.	9,399	372,576
KMG Chemicals, Inc.	4,535	87,480
Landec Corp. (a)	13,136	153,297
LSB Industries, Inc. (a)	9,384	143,763
Olin Corp.	37,297	626,963
OM Group, Inc.	14,540	478,221
OMNOVA Solutions, Inc. (a)	22,645	125,453
PolyOne Corp.	42,226	1,238,911
Rayonier Advanced Materials, Inc.	19,569	119,762
Sensient Technologies Corp.	22,323	1,368,400
Tronox Ltd., Class A	31,088	135,855
Univar, Inc. (a)	18,015	326,972
		7,380,773
Chemicals: Specialty — 0.4%
Balchem Corp.	14,925	906,992
Calgon Carbon Corp.	25,326	394,579
FutureFuel Corp.	11,913	117,700
Innospec, Inc.	11,623	540,586
Kraton Performance Polymers, Inc. (a)	15,066	269,681
Quaker Chemical Corp.	6,390	492,541
Stepan Co.	9,252	384,976
Valhi, Inc.	8,132	15,370
		3,122,425
Coal — 0.1%
Cloud Peak Energy, Inc. (a)	29,469	77,504
Hallador Energy Co.	5,037	35,007
Peabody Energy Corp. (b)	132,971	183,500
Westmoreland Coal Co. (a)	8,346	117,595
		413,606
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc.	13,769	190,701
C1 Financial, Inc. (a)	2,881	54,883
Green Bancorp, Inc. (a)	4,894	56,085
HomeTrust Bancshares, Inc. (a)	8,436	156,488
Sun Bancorp, Inc. (a)	4,691	90,020
		548,177
Commercial Finance & Mortgage Companies — 0.2%
Capital Bank Financial Corp., Class A (a)	10,840	327,693
Federal Agricultural Mortgage Corp., Class C	5,084	131,828
Impac Mortgage Holdings, Inc. (a)(b)	3,980	65,073
Meta Financial Group, Inc.	3,343	139,637

Common Stocks	Shares	Value
Commercial Finance & Mortgage Companies (continued)
Nationstar Mortgage Holdings, Inc. (a)	19,000	$263,530
NewStar Financial, Inc. (a)	11,596	95,087
On Deck Capital, Inc. (a)(b)	5,449	53,945
PennyMac Financial Services, Inc. (a)(c)	5,912	94,592
RE/MAX Holdings, Inc., Class A	5,825	209,584
Stonegate Mortgage Corp. (a)	6,580	46,784
Walker & Dunlop, Inc. (a)	12,808	334,033
		1,761,786
Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc. (a)	19,598	116,608
Collectors Universe, Inc.	3,741	56,414
Hill International, Inc. (a)	17,102	56,094
LifeLock, Inc. (a)(b)	45,438	398,037
National Research Corp.	5,122	61,157
National Research Corp., Class B	262	8,646
Weight Watchers International, Inc. (a)(b)	14,020	89,448
		786,404
Commercial Services: Rental & Leasing — 0.3%
Aircastle Ltd.	30,080	619,949
CAI International, Inc. (a)	8,236	83,019
Electro Rent Corp.	7,624	79,137
H&E Equipment Services, Inc.	14,954	250,031
Marlin Business Services Corp.	4,328	66,608
McGrath RentCorp	12,507	333,812
Mobile Mini, Inc.	21,949	675,810
Neff Corp., Class A (a)	6,007	33,579
PHH Corp. (a)	23,944	338,089
TAL International Group, Inc. (a)	16,014	218,911
		2,698,945
Commercial Vehicles & Parts — 0.3%
Accuride Corp. (a)	19,665	54,472
Blue Bird Corp. (a)(b)	2,361	23,516
Commercial Vehicle Group, Inc. (a)	13,992	56,388
Cooper-Standard Holding, Inc. (a)	6,522	378,276
Miller Industries, Inc.	5,236	102,311
Modine Manufacturing Co. (a)	23,170	182,348
Motorcar Parts of America, Inc. (a)	8,570	268,584
Navistar International Corp. (a)	24,474	311,309
Rush Enterprises, Inc., Class A (a)	16,952	410,238
Strattec Security Corp.	1,734	109,346
Wabash National Corp. (a)	32,725	346,558
		2,243,346
Communications Equipment — 0.1%
Aerohive Networks, Inc. (a)(b)	11,243	67,233
Polycom, Inc. (a)	64,876	679,900

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	23

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Communications Equipment (continued)
Ruckus Wireless, Inc. (a)	36,269	$430,876
		1,178,009
Communications Technology — 1.5%
ADTRAN, Inc.	23,879	348,633
Alliance Fiber Optic Products, Inc.	6,949	118,758
Anixter International, Inc. (a)	13,718	792,626
Bel Fuse, Inc., Class B	4,841	94,109
Black Box Corp.	6,920	102,001
Calix, Inc. (a)	21,437	166,994
Ciena Corp. (a)	59,405	1,230,872
Comtech Telecommunications Corp.	7,863	162,056
Datalink Corp. (a)	9,380	55,999
Digi International, Inc. (a)	11,742	138,438
DigitalGlobe, Inc. (a)	34,900	663,798
Extreme Networks, Inc. (a)	47,414	159,311
Finisar Corp. (a)	49,890	555,276
General Cable Corp.	23,361	277,996
Harmonic, Inc. (a)	41,812	242,510
Infinera Corp. (a)	63,255	1,237,268
Intelsat SA (a)	13,541	87,069
InterDigital, Inc.	17,324	876,594
Ixia (a)	29,110	421,804
KVH Industries, Inc. (a)	7,524	75,240
Loral Space & Communications, Inc. (a)	6,255	294,485
NeoPhotonics Corp. (a)	13,185	89,790
NETGEAR, Inc. (a)	15,393	449,014
Novatel Wireless, Inc. (a)	18,913	41,798
Pacific DataVision, Inc. (a)(b)	6,407	191,569
Plantronics, Inc.	16,936	861,196
QLogic Corp. (a)	41,870	429,167
RingCentral, Inc., Class A (a)	25,808	468,415
Seachange International, Inc. (a)	15,511	97,719
ShoreTel, Inc. (a)	30,476	227,656
Sonus Networks, Inc. (a)	23,733	135,753
TeleNav, Inc. (a)	12,998	101,514
ViaSat, Inc. (a)	20,238	1,301,101
		12,496,529
Computer Services Software & Systems — 6.2%
A10 Networks, Inc. (a)	16,726	100,189
ACI Worldwide, Inc. (a)	55,610	1,174,483
Acxiom Corp. (a)	37,618	743,332
Alarm.com Holdings, Inc. (a)	2,908	33,907
American Software, Inc., Class A	11,696	110,176
Apigee Corp. (a)(b)	2,319	24,465
Appfolio, Inc., Class A (a)	2,043	34,425
Aspen Technology, Inc. (a)	40,762	1,545,287
AVG Technologies NV (a)	19,749	429,541
Avid Technology, Inc. (a)	15,496	123,348
Bankrate, Inc. (a)	32,043	331,645

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Barracuda Networks, Inc. (a)	3,804	$59,266
Bazaarvoice, Inc. (a)	28,886	130,276
Benefitfocus, Inc. (a)	3,739	116,844
Blackbaud, Inc.	22,360	1,254,843
Blucora, Inc. (a)	19,562	269,369
Bottomline Technologies, Inc. (a)	19,661	491,722
Box, Inc., Class A (a)	6,422	80,789
Brightcove, Inc. (a)	16,304	80,216
BroadSoft, Inc. (a)	14,010	419,740
CACI International, Inc., Class A (a)	11,734	867,964
Callidus Software, Inc. (a)	26,544	450,983
CIBER, Inc. (a)	38,035	120,951
Code Rebel Corp. (a)(b)	557	3,966
CommVault Systems, Inc. (a)	21,709	737,238
ComScore, Inc. (a)	16,528	762,767
Connecture, Inc. (a)	3,751	17,105
Cornerstone OnDemand, Inc. (a)	25,958	856,614
CSG Systems International, Inc.	15,938	490,890
Cvent, Inc. (a)	11,263	379,113
DealerTrack Holdings, Inc. (a)	26,326	1,662,750
Demandware, Inc. (a)	16,061	830,032
Digimarc Corp. (a)	3,651	111,538
Digital Turbine, Inc. (a)(b)	24,035	43,503
Dot Hill Systems Corp. (a)	29,320	285,284
EarthLink Holdings Corp.	49,605	385,927
Ebix, Inc.	12,882	321,535
Endurance International Group Holdings, Inc. (a)	28,249	377,407
Envestnet, Inc. (a)	16,961	508,321
EPAM Systems, Inc. (a)	23,387	1,742,799
EPIQ Systems, Inc.	15,783	203,916
ePlus, Inc. (a)	2,740	216,652
Evolent Health, Inc., Class A (a)	5,767	92,041
Guidance Software, Inc. (a)	8,782	52,868
Guidewire Software, Inc. (a)	33,473	1,760,010
Hortonworks, Inc. (a)	3,721	81,453
HubSpot, Inc. (a)	9,042	419,277
Imperva, Inc. (a)	12,762	835,656
Infoblox, Inc. (a)	27,273	435,822
Interactive Intelligence Group, Inc. (a)	8,289	246,266
Internap Network Services Corp. (a)	26,600	163,058
IntraLinks Holdings, Inc. (a)	19,578	162,302
Jive Software, Inc. (a)	21,618	100,956
KEYW Holding Corp. (a)(b)	15,918	97,896
Limelight Networks, Inc. (a)	27,737	52,978
Lionbridge Technologies, Inc. (a)	31,803	157,107
LivePerson, Inc. (a)	27,043	204,445
LogMeIn, Inc. (a)	11,834	806,605
Luxoft Holding, Inc. (a)	8,847	559,927
Manhattan Associates, Inc. (a)	35,271	2,197,383

24	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Mantech International Corp., Class A	11,738	$301,667
MaxPoint Interactive, Inc. (a)	3,335	13,607
Mentor Graphics Corp.	47,558	1,171,353
Mercury Systems, Inc. (a)	16,244	258,442
MicroStrategy, Inc., Class A (a)	4,463	876,846
Millennial Media, Inc. (a)	55,171	96,549
MINDBODY, Inc., Class A (a)	2,797	43,717
ModusLink Global Solutions, Inc. (a)	17,992	51,457
Monotype Imaging Holdings, Inc.	19,146	417,766
Netscout Systems, Inc. (a)	43,862	1,551,399
New Relic, Inc. (a)	2,674	101,906
NIC, Inc.	31,425	556,537
Nimble Storage, Inc. (a)	24,327	586,767
PDF Solutions, Inc. (a)	12,995	129,950
Pegasystems, Inc.	17,124	421,422
Perficient, Inc. (a)	16,913	260,968
Progress Software Corp. (a)	24,274	626,997
Proofpoint, Inc. (a)	18,798	1,133,895
PROS Holdings, Inc. (a)	11,433	253,127
Q2 Holdings, Inc. (a)	9,309	230,118
QAD, Inc., Class A	4,737	121,267
QLIK Technologies, Inc. (a)	43,559	1,587,726
Rapid7, Inc. (a)	3,432	78,078
RealNetworks, Inc. (a)	10,991	44,953
RealPage, Inc. (a)	25,301	420,503
Reis, Inc.	4,198	95,085
Rocket Fuel, Inc. (a)	11,873	55,447
Rovi Corp. (a)	42,407	444,849
Sapiens International Corp. NV	11,129	128,206
Science Applications International Corp.	22,281	895,919
SciQuest, Inc. (a)	13,185	131,850
Shutterstock, Inc. (a)	9,413	284,649
SPS Commerce, Inc. (a)	8,019	544,410
Synchronoss Technologies, Inc. (a)	18,621	610,769
SYNNEX Corp.	13,568	1,154,094
Syntel, Inc. (a)	15,216	689,437
Tangoe, Inc. (a)(b)	18,776	135,187
TechTarget, Inc. (a)	9,087	77,421
TeleCommunication Systems, Inc., Class A (a)	24,781	85,247
Textura Corp. (a)	9,465	244,576
Travelzoo, Inc. (a)	3,425	28,325
Tyler Technologies, Inc. (a)	16,112	2,405,683
Unisys Corp. (a)	24,165	287,563
United Online, Inc. (a)	7,173	71,730
Varonis Systems, Inc. (a)	4,119	64,174
VASCO Data Security International, Inc. (a)(b)	13,910	237,026
Verint Systems, Inc. (a)	29,255	1,262,353
VirnetX Holding Corp. (a)	22,639	80,595

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Virtusa Corp. (a)	14,319	$734,708
Web.com Group, Inc. (a)	21,105	444,893
Wix.com Ltd. (a)	9,079	158,156
Workiva, Inc. (a)	3,405	51,722
Xactly Corp. (a)	2,423	18,899
Xura, Inc. (a)	11,001	246,202
Yodlee, Inc. (a)	8,694	140,234
Zix Corp. (a)	27,579	116,108
		50,619,702
Computer Technology — 0.6%
Cray, Inc. (a)	19,591	388,098
Diebold, Inc.	31,147	927,246
Imation Corp. (a)	15,599	33,226
Immersion Corp. (a)	13,491	151,504
Insight Enterprises, Inc. (a)	18,537	479,181
PC Connection, Inc.	4,927	102,137
Quantum Corp. (a)	101,867	71,032
Safeguard Scientifics, Inc. (a)	9,945	154,545
Silicon Graphics International Corp. (a)	16,090	63,234
Stratasys Ltd. (a)	24,400	646,356
Super Micro Computer, Inc. (a)	17,717	482,965
Synaptics, Inc. (a)	17,711	1,460,449
Violin Memory, Inc. (a)(b)	45,274	62,478
		5,022,451
Construction — 0.4%
Aegion Corp. (a)	17,529	288,878
EMCOR Group, Inc.	29,802	1,318,738
Granite Construction, Inc.	18,998	563,671
Great Lakes Dredge & Dock Corp. (a)	29,243	147,385
Orion Marine Group, Inc. (a)	13,859	82,877
Primoris Services Corp.	18,679	334,541
Tutor Perini Corp. (a)	18,092	297,794
		3,033,884
Consumer Electronics — 0.2%
RealD, Inc. (a)	19,607	188,423
Skullcandy, Inc. (a)	11,100	61,383
TiVo, Inc. (a)	46,771	405,037
Universal Electronics, Inc. (a)	7,600	319,428
VOXX International Corp. (a)	9,376	69,570
XO Group, Inc. (a)	12,897	182,235
Zagg, Inc. (a)	13,760	93,430
		1,319,506
Consumer Lending — 0.7%
Cash America International, Inc.	13,223	369,847
Encore Capital Group, Inc. (a)	12,611	466,607
Enova International, Inc. (a)	12,731	130,111
Ezcorp, Inc., Class A (a)	24,670	152,214

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	25

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Consumer Lending (continued)
First Cash Financial Services, Inc. (a)	13,546	$542,653
LendingTree, Inc. (a)	2,779	258,530
Marcus & Millichap, Inc. (a)	6,560	301,694
MGIC Investment Corp. (a)	161,952	1,499,676
MoneyGram International, Inc. (a)	13,802	110,692
Nelnet, Inc., Class A	11,544	399,538
PRA Group, Inc. (a)	23,071	1,220,917
Regional Management Corp. (a)	5,070	78,585
World Acceptance Corp. (a)(b)	3,395	91,122
		5,622,186
Consumer Services: Miscellaneous — 0.3%
Chuy’s Holdings, Inc. (a)	7,839	222,627
Core-Mark Holding Co., Inc.	11,064	724,139
Del Frisco’s Restaurant Group, Inc. (a)	11,375	157,999
Nutrisystem, Inc.	13,861	367,594
Sotheby’s	29,893	955,978
Steiner Leisure Ltd. (a)	6,149	388,494
		2,816,831
Containers & Packaging — 0.3%
AEP Industries, Inc. (a)	1,975	113,227
Berry Plastics Group, Inc. (a)	57,062	1,715,854
Greif, Inc., Class A	14,755	470,832
Myers Industries, Inc.	11,739	157,303
Veritiv Corp. (a)	3,955	147,284
		2,604,500
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)(b)	12,284	143,600
Inter Parfums, Inc.	8,212	203,740
Revlon, Inc., Class A (a)	5,641	166,127
		513,467
Diversified Financial Services — 0.9%
Altisource Asset Management Corp. (a)	463	11,089
Altisource Portfolio Solutions SA (a)	6,465	154,126
Blackhawk Network Holdings, Inc. (a)	25,974	1,101,038
Evercore Partners, Inc., Class A	16,678	837,903
FCB Financial Holdings, Inc., Class A (a)	13,515	440,859
FNFV Group (a)	38,603	452,427
Greenhill & Co., Inc.	14,088	401,085
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,721	270,716
Houlihan Lokey, Inc. (a)	5,581	121,666
HRG Group, Inc. (a)	37,803	443,429
JG Wentworth Co (a)	6,287	30,995
Liberty Tax, Inc.	2,786	64,886

Common Stocks	Shares	Value
Diversified Financial Services (continued)
MBIA, Inc. (a)	63,758	$387,649
MidWestOne Financial Group, Inc.	3,848	112,592
Moelis & Co., Class A	8,303	218,037
Outerwall, Inc. (b)	8,922	507,929
Piper Jaffray Cos. (a)	7,295	263,860
Real Industry, Inc. (a)	11,525	101,651
Stifel Financial Corp. (a)	32,343	1,361,640
Tiptree Financial, Inc. A REIT	15,213	97,363
		7,380,940
Diversified Manufacturing Operations — 0.5%
Barnes Group, Inc.	25,933	934,885
Federal Signal Corp.	30,113	412,849
Harsco Corp.	38,428	348,542
Lydall, Inc. (a)	8,072	229,971
OSI Systems, Inc. (a)	9,544	734,506
Raven Industries, Inc.	17,965	304,507
Standex International Corp.	6,171	464,985
TriMas Corp. (a)	21,777	356,054
		3,786,299
Diversified Materials & Processing — 0.4%
Belden, Inc.	20,519	958,032
Cabot Microelectronics Corp. (a)	11,867	459,728
CLARCOR, Inc.	23,787	1,134,164
Encore Wire Corp.	9,940	324,740
Insteel Industries, Inc.	8,826	141,922
Koppers Holdings, Inc.	10,040	202,507
NL Industries, Inc. (a)	3,493	10,444
Tredegar Corp.	12,055	157,679
Uranium Energy Corp. (a)(b)	46,916	46,916
		3,436,132
Diversified Media — 0.1%
EW Scripps Co.	28,436	502,464
Hemisphere Media Group, Inc. (a)(b)	4,781	65,022
		567,486
Diversified Retail — 0.5%
Big Lots, Inc.	23,583	1,130,097
Etsy, Inc. (a)(b)	9,462	129,535
EVINE Live, Inc. (a)	22,070	57,823
Fred’s, Inc., Class A	17,386	206,024
HSN, Inc.	15,449	884,301
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,195	67,833
Overstock.com, Inc. (a)	5,667	97,246
Pricesmart, Inc.	9,225	713,461
Tuesday Morning Corp. (a)	21,253	114,979
Winmark Corp.	1,036	106,625

26	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Diversified Retail (continued)
zulily, Inc., Class A (a)	31,512	$548,309

		4,056,233
Drug & Grocery Store Chains — 0.5%
Casey’s General Stores, Inc.	18,589	1,913,180
Diplomat Pharmacy, Inc. (a)	17,380	499,328
Ingles Markets, Inc., Class A	6,413	306,734
PetMed Express, Inc.	9,717	156,444
Smart & Final Stores, Inc. (a)	11,868	186,446
Supervalu, Inc. (a)	125,891	903,897
Village Super Market, Inc., Class A	3,471	81,950
Weis Markets, Inc.	5,259	219,563

		4,267,542
Education Services — 0.8%
2U, Inc. (a)	11,516	413,424
American Public Education, Inc. (a)	8,307	194,799
Apollo Education Group, Inc. (a)	45,191	499,813
Bridgepoint Education, Inc. (a)	7,579	57,752
Bright Horizons Family Solutions, Inc. (a)	17,875	1,148,290
Cambium Learning Group, Inc. (a)	6,336	30,223
Capella Education Co.	5,820	288,206
Career Education Corp. (a)	31,850	119,756
Chegg, Inc. (a)	36,484	263,050
DeVry Education Group, Inc.	30,588	832,300
Franklin Covey Co. (a)	6,104	98,030
Grand Canyon Education, Inc. (a)	22,621	859,372
HealthStream, Inc. (a)	12,161	265,231
Houghton Mifflin Harcourt Co. (a)	65,249	1,325,207
K12, Inc. (a)	16,503	205,297
Strayer Education, Inc. (a)	5,247	288,428
Universal Technical Institute, Inc.	10,246	35,963

		6,925,141
Electronic Components — 0.7%
Acacia Research Corp.	24,241	220,108
AVX Corp.	21,834	285,807
Checkpoint Systems, Inc.	20,218	146,581
InvenSense, Inc. (a)	37,262	346,164
Methode Electronics, Inc.	18,429	587,885
Multi-Fineline Electronix, Inc. (a)	4,301	71,827
NVE Corp.	2,286	110,962
Park Electrochemical Corp.	9,662	169,955
Rogers Corp. (a)	8,959	476,440
Sanmina Corp. (a)	39,660	847,534
ScanSource, Inc. (a)	13,700	485,802
Sparton Corp. (a)	4,637	99,232
Tech Data Corp. (a)	17,195	1,177,857
TTM Technologies, Inc. (a)	28,750	179,112

Common Stocks	Shares	Value
Electronic Components (continued)
Universal Display Corp. (a)	19,318	$654,880

		5,860,146
Electronic Entertainment — 0.2%
DTS, Inc. (a)	8,367	223,399
Glu Mobile, Inc. (a)	57,556	251,520
Take-Two Interactive Software, Inc. (a)	40,285	1,157,388

		1,632,307
Electronics — 0.3%
Agilysys, Inc. (a)	7,618	84,712
American Science & Engineering, Inc.	3,496	124,318
Coherent, Inc. (a)	11,432	625,330
Control4 Corp. (a)(b)	10,472	85,452
Daktronics, Inc.	18,906	163,915
II-VI, Inc. (a)	25,169	404,718
Imprivata, Inc. (a)	4,682	83,199
iRobot Corp. (a)	14,279	416,090
Newport Corp. (a)	19,054	261,992
Rofin-Sinar Technologies, Inc. (a)	13,492	349,848

		2,599,574
Energy Equipment — 0.3%
Dynegy, Inc. (a)	60,861	1,257,997
Enphase Energy, Inc. (a)	14,035	51,930
FuelCell Energy, Inc. (a)(b)	121,033	88,935
Matador Resources Co. (a)	35,120	728,389
PowerSecure International, Inc. (a)	10,847	124,957
Silver Spring Networks, Inc. (a)	17,697	227,937
Sunrun, Inc. (a)	8,196	84,993

		2,565,138
Energy Equipment & Services — 0.0%
Geospace Technologies Corp. (a)	6,451	89,088
Pioneer Energy Services Corp. (a)	31,176	65,470

		154,558
Engineering & Contracting Services — 0.5%
Argan, Inc.	6,219	215,675
Dycom Industries, Inc. (a)	16,297	1,179,251
Engility Holdings, Inc.	8,491	218,898
Exponent, Inc.	12,611	561,946
Furmanite Corp. (a)	18,686	113,611
HC2 Holdings, Inc. (a)	8,276	58,015
MasTec, Inc. (a)	32,236	510,296
Mistras Group, Inc. (a)	8,087	103,918
MYR Group, Inc. (a)	10,088	264,305
Power Solutions International, Inc. (a)(b)	2,122	48,191
Tetra Tech, Inc.	29,029	705,695

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	27

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Engineering & Contracting Services (continued)
VSE Corp.	1,980	$79,338

		4,059,139
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A	10,221	257,467
Ascent Capital Group, Inc., Class A (a)	6,517	178,435
Carmike Cinemas, Inc. (a)	11,722	235,495
DreamWorks Animation SKG, Inc., Class A (a)	36,399	635,163
IMAX Corp. (a)	29,003	980,011
Reading International, Inc., Class A (a)	8,371	106,061
Rentrak Corp. (a)	6,063	327,826
World Wrestling Entertainment, Inc. (b)	14,454	244,273

		2,964,731
Environmental, Maintenance, & Security Service — 0.6%
ABM Industries, Inc.	26,881	734,120
Brink’s Co.	23,365	631,089
G&K Services, Inc., Class A	9,409	626,828
Healthcare Services Group, Inc.	34,005	1,145,968
MSA Safety, Inc.	14,168	566,295
SP Plus Corp. (a)	8,174	189,228
UniFirst Corp.	7,030	750,874

		4,644,402
Fertilizers — 0.0%
Intrepid Potash, Inc. (a)	27,434	151,985
Rentech, Inc. (a)	8,352	46,771

		198,756
Financial Data & Systems — 0.8%
Cardtronics, Inc. (a)	21,809	713,154
Cass Information Systems, Inc.	5,549	272,622
Euronet Worldwide, Inc. (a)	24,832	1,839,803
Everi Holdings, Inc. (a)	32,100	164,673
EVERTEC, Inc.	31,686	572,566
Fair Isaac Corp.	14,919	1,260,656
Green Dot Corp., Class A (a)	22,114	389,206
Heartland Payment Systems, Inc.	17,552	1,105,952
Xoom Corp. (a)	15,378	382,605

		6,701,237
Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)(b)	11,330	11,896
Natural Grocers by Vitamin Cottage, Inc. (a)	4,281	$97,136

		109,032

Common Stocks	Shares	Value
Foods — 1.5%
Amplify Snack Brands, Inc. (a)	6,835	73,203
B&G Foods, Inc.	27,684	1,009,082
Boulder Brands, Inc. (a)	24,817	203,251
Chefs’ Warehouse, Inc. (a)	9,024	127,780
Dean Foods Co.	45,410	750,173
Diamond Foods, Inc. (a)	12,657	390,595
Fresh Market, Inc. (a)	20,644	466,348
Freshpet, Inc. (a)(b)	9,848	103,404
Inventure Foods, Inc. (a)	9,811	87,122
J&J Snack Foods Corp.	7,067	803,235
John B Sanfilippo & Son, Inc.	3,893	199,555
Lancaster Colony Corp.	8,781	855,972
Lifeway Foods, Inc. (a)	2,337	24,492
Medifast, Inc. (a)	5,472	146,978
Natural Health Trends Corp.	3,742	122,289
Nature’s Sunshine Products, Inc.	5,208	62,392
Nutraceutical International Corp. (a)	4,123	97,344
Omega Protein Corp. (a)	10,615	180,137
Post Holdings, Inc. (a)	29,390	1,736,949
Seneca Foods Corp., Class A (a)	3,730	98,285
Senomyx, Inc. (a)	20,824	92,875
Snyders-Lance, Inc.	23,400	789,282
SpartanNash Co.	18,003	465,378
Synutra International, Inc. (a)	10,871	51,637
Tootsie Roll Industries, Inc.	8,797	275,258
TreeHouse Foods, Inc. (a)	20,523	1,596,484
United Natural Foods, Inc. (a)	24,040	1,166,180

		11,975,680
Forest Products — 0.2%
Boise Cascade Co. (a)	19,060	480,693
Deltic Timber Corp.	5,279	315,737
Universal Forest Products, Inc.	9,639	555,978

		1,352,408
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	23,857	1,329,789
Ennis, Inc.	12,520	217,347
InnerWorkings, Inc. (a)	17,352	108,450
Multi-Color Corp.	6,109	467,277
Quad/Graphics, Inc.	13,965	168,977

		2,291,840
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	5,423	86,822
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	7,992	172,547

28	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Funeral Parlors & Cemeteries (continued)
Hillenbrand, Inc.	30,284	$787,687
Matthews International Corp., Class A	15,523	760,161

		1,720,395
Gas Pipeline — 0.1%
SemGroup Corp., Class A	21,045	909,986
Glass — 0.1%
Apogee Enterprises, Inc.	14,059	627,734
Gold — 0.0%
Coeur Mining, Inc. (a)	66,552	187,677
Health Care Equipment & Supplies — 0.0%
Inogen, Inc. (a)	7,638	370,825
Health Care Facilities — 0.9%
AAC Holdings, Inc. (a)(b)	3,857	85,818
Adeptus Health, Inc., Class A (a)	2,999	242,199
Amsurg Corp. (a)	23,203	1,803,105
Capital Senior Living Corp. (a)	14,248	285,672
Ensign Group, Inc.	12,233	521,493
Five Star Quality Care, Inc. (a)	20,461	63,225
Genesis Healthcare, Inc. (a)	17,693	108,458
Hanger, Inc. (a)	17,121	233,530
HealthSouth Corp.	43,658	1,675,158
Kindred Healthcare, Inc.	40,098	631,544
National Healthcare Corp.	4,806	292,637
Select Medical Holdings Corp.	50,548	545,413
Surgical Care Affiliates, Inc. (a)	10,396	339,845
U.S. Physical Therapy, Inc.	5,936	266,467

		7,094,564
Health Care Management Services — 0.5%
BioScrip, Inc. (a)	32,989	61,689
Computer Programs & Systems, Inc.	5,363	225,943
Magellan Health Services, Inc. (a)	13,132	727,907
Molina Healthcare, Inc. (a)	18,785	1,293,347
Triple-S Management Corp., Class B (a)	11,466	204,210
Universal American Corp. (a)	23,883	163,360
WellCare Health Plans, Inc. (a)	21,023	1,811,762

		4,488,218
Health Care Services — 1.9%
Accelerate Diagnostics, Inc. (a)(b)	10,636	172,091
Addus HomeCare Corp. (a)	2,995	93,294
Air Methods Corp. (a)	18,882	643,687
Alliance HealthCare Services, Inc. (a)	2,497	24,371
Almost Family, Inc. (a)	3,464	138,733
Amedisys, Inc. (a)	13,551	514,531
AMN Healthcare Services, Inc. (a)	22,667	680,237

Common Stocks	Shares	Value
Health Care Services (continued)
Cara Therapeutics, Inc. (a)	9,635	$137,684
Care.com, Inc. (a)	9,282	47,710
Catalent, Inc. (a)	40,050	973,215
Chemed Corp.	8,171	1,090,583
Civitas Solutions, Inc. (a)	5,640	129,269
Corvel Corp. (a)	4,017	129,749
Cross Country Healthcare, Inc. (a)	14,679	199,781
ExamWorks Group, Inc. (a)	19,907	582,081
Flexion Therapeutics, Inc. (a)	6,720	99,859
Globus Medical, Inc., Class A (a)	33,284	687,647
HealthEquity, Inc. (a)	17,428	514,997
Healthways, Inc. (a)	15,086	167,756
HMS Holdings Corp. (a)	42,667	374,190
IPC The Hospitalist Co., Inc. (a)	8,361	649,566
LHC Group, Inc. (a)	6,226	278,738
Medidata Solutions, Inc. (a)	26,339	1,109,135
MiMedx Group, Inc. (a)	52,217	503,894
NeoGenomics, Inc. (a)	25,916	148,499
Nobilis Health Corp. (a)	15,345	80,101
Omnicell, Inc. (a)	17,397	541,047
OvaScience, Inc. (a)(b)	11,483	97,491
PharMerica Corp. (a)	14,659	417,342
Phibro Animal Health Corp., Class A	8,426	266,514
Press Ganey Holdings, Inc. (a)	5,123	151,590
Quality Systems, Inc.	23,882	298,047
Ryman Hospitality Properties	20,790	1,023,492
T2 Biosystems, Inc. (a)	4,481	39,254
Team Health Holdings, Inc. (a)	34,511	1,864,629
Teladoc, Inc. (a)	4,165	92,838
Tetraphase Pharmaceuticals, Inc. (a)	17,372	129,595
WebMD Health Corp. (a)	18,214	725,646

		15,818,883
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	29,158	584,909
Providence Service Corp. (a)	6,596	287,454

		872,363
Home Building — 0.8%
Beazer Homes USA, Inc. (a)	15,855	211,347
Century Communities, Inc. (a)	7,552	149,907
Hovnanian Enterprises, Inc., Class A (a)	56,963	100,824
Installed Building Products, Inc. (a)	9,604	242,789
KB Home	39,657	537,352
LGI Homes, Inc. (a)	6,910	187,883
M/I Homes, Inc. (a)	11,936	281,451
MDC Holdings, Inc.	18,977	496,818
Meritage Homes Corp. (a)	19,202	701,257
New Home Co., Inc. (a)	4,524	58,586
Ryland Group, Inc.	22,391	914,225

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	29

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Home Building (continued)
Standard Pacific Corp. (a)	71,082	$568,656
Taylor Morrison Home Corp., Class A (a)	15,850	295,761
Tile Shop Holdings, Inc. (a)	13,066	156,531
TRI Pointe Homes, Inc. (a)	76,903	1,006,660
WCI Communities, Inc. (a)	7,678	173,753
William Lyon Homes, Class A (a)	9,680	199,408

		6,283,208
Hotel/Motel — 0.3%
Belmond Ltd., Class A (a)	47,527	480,498
Bloomin’ Brands, Inc.	59,099	1,074,420
Intrawest Resorts Holdings, Inc. (a)	8,934	77,369
La Quinta Holdings, Inc. (a)	45,644	720,262
Marcus Corp.	9,186	177,657
Morgans Hotel Group Co. (a)	13,312	44,196

		2,574,402
Household Appliances — 0.0%
National Presto Industries, Inc.	2,349	197,927
Household Equipment & Products — 0.2%
Central Garden and Pet Co., Class A (a)	20,197	325,374
CSS Industries, Inc.	4,451	117,239
Helen of Troy Ltd. (a)	13,579	1,212,605
Libbey, Inc.	10,572	344,753

		1,999,971
Household Furnishings — 0.3%
American Woodmark Corp. (a)	6,208	402,713
Bassett Furniture Industries, Inc.	5,181	144,291
Ethan Allen Interiors, Inc.	12,202	322,255
Flexsteel Industries, Inc.	2,805	87,656
Hooker Furniture Corp.	5,324	125,327
Kirkland’s, Inc.	8,399	180,914
La-Z-Boy, Inc.	24,573	652,659
Lifetime Brands, Inc.	5,103	71,340
Select Comfort Corp. (a)	25,144	550,151

		2,537,306
Insurance: Life — 0.8%
American Equity Investment Life
Holding Co.	39,192	913,566
Citizens, Inc. (a)(b)	23,620	175,260
CNO Financial Group, Inc.	93,872	1,765,732
FBL Financial Group, Inc., Class A	4,546	279,670
Fidelity & Guaranty Life	5,381	132,050
Independence Holding Co.	3,763	48,769
Kansas City Life Insurance Co.	1,738	81,669
National Western Life Insurance Co., Class A	1,058	235,617
Primerica, Inc.	24,531	1,105,612
Symetra Financial Corp.	35,680	1,128,915

Common Stocks	Shares	Value
Insurance: Life (continued)
Third Point Reinsurance Ltd. (a)	40,692	$547,307
Trupanion, Inc. (a)(b)	7,715	58,248

		6,472,415
Insurance: Multi-Line — 0.3%
Atlas Financial Holdings, Inc. (a)	4,913	90,890
Crawford & Co., Class B	12,939	72,588
eHealth, Inc. (a)	8,373	107,258
Horace Mann Educators Corp.	19,757	656,328
James River Group Holdings Ltd.	5,269	141,683
Kemper Corp.	20,854	737,606
Maiden Holdings Ltd.	24,293	337,187
PICO Holdings, Inc. (a)	10,840	104,931

		2,248,471
Insurance: Property-Casualty — 1.7%
Amerisafe, Inc.	9,114	453,239
Argo Group International Holdings Ltd.	13,273	751,119
Baldwin & Lyons, Inc., Class B	4,317	93,679
Donegal Group, Inc., Class A	3,975	55,889
EMC Insurance Group, Inc.	3,894	90,380
Employers Holdings, Inc.	15,299	341,015
Enstar Group Ltd. (a)	4,327	649,050
Essent Group Ltd. (a)	26,859	667,446
Federated National Holding Co.	6,956	167,083
First American Financial Corp.	51,958	2,029,999
Global Indemnity PLC (a)	3,873	101,356
Greenlight Capital Re Ltd. (a)	13,858	308,756
Hallmark Financial Services, Inc. (a)	6,685	76,811
HCI Group, Inc.	4,275	165,742
Heritage Insurance Holdings, Inc. (a)	11,852	233,840
Hilltop Holdings, Inc. (a)	36,167	716,468
Infinity Property & Casualty Corp.	5,494	442,487
National General Holdings Corp.	19,274	371,795
National Interstate Corp.	3,479	92,820
Navigators Group, Inc. (a)	5,113	398,712
NMI Holdings, Inc., Class A (a)	23,709	180,188
OneBeacon Insurance Group Ltd.	10,715	150,439
Radian Group, Inc.	91,528	1,456,210
RLI Corp.	20,759	1,111,229
Safety Insurance Group, Inc.	7,184	389,014
Selective Insurance Group, Inc.	27,075	840,949
State Auto Financial Corp.	7,131	162,658
State National Cos., Inc.	15,036	140,587
Stewart Information Services Corp.	11,093	453,815
United Fire Group, Inc.	9,680	339,284
United Insurance Holdings Corp.	8,141	107,054

30	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Insurance: Property-Casualty (continued)
Universal Insurance Holdings, Inc.	15,493	$457,663

		13,996,776
International Trade & Diversified Logistic — 0.0%
Radiant Logistics, Inc. (a)	14,755	65,807
Vectrus, Inc. (a)	5,235	115,380

		181,187
Internet Software & Services — 0.3%
Amber Road, Inc. (a)	8,515	35,933
ChannelAdvisor Corp. (a)	10,724	106,597
Coupons.com, Inc. (a)(b)	29,173	262,557
Everyday Health, Inc. (a)	10,682	97,633
Global Eagle Entertainment, Inc. (a)	22,014	252,721
Gogo, Inc. (a)	26,958	411,918
GrubHub, Inc. (a)	36,182	880,670
OPOWER, Inc. (a)(b)	12,128	108,061
TrueCar, Inc. (a)(b)	23,302	121,403
Zendesk, Inc. (a)	25,807	508,656

		2,786,149
Leisure Time — 1.3%
Black Diamond, Inc. (a)	10,466	65,726
Callaway Golf Co.	37,456	312,758
Churchill Downs, Inc.	6,489	868,293
ClubCorp Holdings, Inc.	21,187	454,673
Escalade, Inc.	4,775	75,445
International Speedway Corp., Class A	13,300	421,876
Interval Leisure Group, Inc.	18,762	344,470
Johnson Outdoors, Inc.	2,558	53,974
Liberty TripAdvisor Holdings, Inc., Series A (a)	35,889	795,659
Marriott Vacations Worldwide Corp.	12,619	859,859
Nautilus, Inc. (a)	14,976	224,640
Planet Fitness, Inc., Class A (a)	7,269	124,591
Pool Corp.	20,766	1,501,382
SeaWorld Entertainment, Inc.	32,965	587,107
SFX Entertainment, Inc. (a)(b)	23,327	11,894
Smith & Wesson Holding Corp. (a)	25,953	437,827
Speedway Motorsports, Inc.	5,448	98,336
Sturm Ruger & Co., Inc.	9,004	528,445
Travelport Worldwide Ltd.	50,948	673,533
Vail Resorts, Inc.	17,418	1,823,316
West Marine, Inc. (a)	8,099	71,109

		10,334,913
Luxury Items — 0.0%
Movado Group, Inc.	7,556	195,171
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	4,604	215,237
Lindsay Corp. (b)	5,711	387,149

Common Stocks	Shares	Value
Machinery: Agricultural (continued)
Titan International, Inc.	21,019	$138,935
Titan Machinery, Inc. (a)	8,558	98,246

		839,567
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	9,077	304,170
Douglas Dynamics, Inc.	10,774	213,972
NACCO Industries, Inc., Class A	1,922	91,391

		609,533
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	21,568	416,478
Machinery: Industrial — 0.8%
Actuant Corp., Class A	28,726	528,271
Altra Industrial Motion Corp.	12,680	293,162
Applied Industrial Technologies, Inc.	19,333	737,554
Chart Industries, Inc. (a)	14,651	281,446
Columbus McKinnon Corp.	9,739	176,860
DXP Enterprises, Inc. (a)	6,093	166,217
EnPro Industries, Inc.	11,034	432,202
ExOne Co. (a)(b)	5,368	36,019
Graham Corp.	4,642	81,931
Hyster-Yale Materials Handling, Inc.	4,539	262,490
John Bean Technologies Corp.	14,097	539,210
Kadant, Inc.	5,379	209,835
Milacron Holdings Corp. (a)	6,268	110,003
MTS Systems Corp.	7,133	428,765
Omega Flex, Inc.	1,334	44,556
Proto Labs, Inc. (a)	11,273	755,291
Tennant Co.	8,843	496,800
Twin Disc, Inc.	4,060	50,385
Woodward, Inc.	30,955	1,259,868

		6,890,865
Machinery: Specialty — 0.1%
Albany International Corp., Class A	13,494	386,063
Hurco Cos., Inc.	3,121	81,895
Xerium Technologies, Inc. (a)	5,182	67,263

		535,221
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	4,271	290,812
Medical & Dental Instruments & Supplies — 2.2%
ABIOMED, Inc. (a)	19,973	1,852,695
AngioDynamics, Inc. (a)	12,585	165,996
Anika Therapeutics, Inc. (a)	6,944	221,027
Antares Pharma, Inc. (a)	76,311	129,729
AtriCure, Inc. (a)	13,744	301,131
Atrion Corp.	699	262,097
Cantel Medical Corp.	16,468	933,736

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	31

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (continued)
Cardiovascular Systems, Inc. (a)	15,177	$240,404
Cerus Corp. (a)(b)	45,666	207,324
CONMED Corp.	13,200	630,168
CryoLife, Inc.	12,580	122,403
Cutera, Inc. (a)	7,131	93,273
Endologix, Inc. (a)	32,620	399,921
Entellus Medical, Inc. (a)	2,911	52,456
Exactech, Inc. (a)	4,951	86,296
Halyard Health, Inc. (a)	22,501	639,928
HeartWare International, Inc. (a)	8,377	438,201
ICU Medical, Inc. (a)	6,782	742,629
Insulet Corp. (a)	27,371	709,183
Integra LifeSciences Holdings Corp. (a)	13,633	811,845
Intersect ENT, Inc. (a)	8,085	189,189
Invacare Corp.	15,483	224,039
InVivo Therapeutics Holdings Corp. (a)(b)	12,927	111,431
K2M Group Holdings, Inc. (a)	8,734	162,452
Landauer, Inc.	4,653	172,114
LDR Holding Corp. (a)	12,247	422,889
LeMaitre Vascular, Inc.	5,984	72,945
Meridian Bioscience, Inc.	20,128	344,189
Merit Medical Systems, Inc. (a)	21,335	510,120
NanoString Technologies, Inc. (a)	6,431	102,896
Navidea Biopharmaceuticals, Inc. (a)(b)	74,224	169,231
Neogen Corp. (a)	17,761	799,067
NuVasive, Inc. (a)	23,136	1,115,618
Ocular Therapeutix, Inc. (a)	7,236	101,738
OraSure Technologies, Inc. (a)	27,374	121,541
Orthofix International NV (a)	9,131	308,171
Owens & Minor, Inc.	30,088	961,011
Quidel Corp. (a)	14,037	265,018
SeaSpine Holdings Corp. (a)	4,299	69,644
Second Sight Medical Products, Inc. (a)(b)	6,145	36,440
Sientra, Inc. (a)	4,009	40,691
Staar Surgical Co. (a)	18,919	146,811
STERIS Corp.	28,712	1,865,419
SurModics, Inc. (a)	6,458	141,043
TransEnterix, Inc. (a)	20,695	46,771
Unilife Corp. (a)(b)	53,901	52,818
Utah Medical Products, Inc.	1,864	100,414
Vascular Solutions, Inc. (a)	8,474	274,642
Wright Medical Group NV (a)	17,540	357,641

		18,326,435
Medical Equipment — 1.2%
Abaxis, Inc.	10,907	479,799
Accuray, Inc. (a)	38,055	190,085
Affymetrix, Inc. (a)	37,103	316,860
Analogic Corp.	6,022	494,045

Common Stocks	Shares	Value
Medical Equipment (continued)
ConforMIS, Inc. (a)	4,335	$78,290
Corindus Vascular Robotics, Inc. (a)(b)	11,631	35,940
Cyberonics, Inc. (a)	12,448	756,589
Cynosure, Inc., Class A (a)	10,763	323,320
EndoChoice Holdings, Inc. (a)	2,018	22,924
Fluidigm Corp. (a)	14,105	114,392
Glaukos Corp. (a)	3,040	73,538
Greatbatch, Inc. (a)	12,374	698,141
Haemonetics Corp. (a)	24,790	801,213
Invuity, Inc. (a)	1,562	21,899
iRadimed Corp. (a)	1,432	34,884
Lantheus Holdings, Inc. (a)	4,526	19,462
Luminex Corp. (a)	20,604	348,414
Masimo Corp. (a)	20,932	807,138
Merge Healthcare, Inc. (a)	32,791	232,816
Natus Medical, Inc. (a)	15,746	621,180
Nevro Corp. (a)	8,095	375,527
NxStage Medical, Inc. (a)	30,560	481,931
Oxford Immunotec Global PLC (a)	8,896	120,096
Spectranetics Corp. (a)	20,498	241,671
Tandem Diabetes Care, Inc. (a)	8,282	72,964
Thoratec Corp. (a)	25,901	1,638,497
Zeltiq Aesthetics, Inc. (a)	15,417	493,806

		9,895,421
Medical Services — 0.2%
PAREXEL International Corp. (a)	26,406	1,635,060
Metal Fabricating — 0.7%
Advanced Drainage Systems, Inc.	16,139	466,901
Global Brass & Copper Holdings, Inc.	10,600	217,406
Haynes International, Inc.	6,049	228,894
Lawson Products, Inc. (a)	2,677	57,957
LB Foster Co., Class A	4,751	58,342
MRC Global, Inc. (a)	49,545	552,427
Mueller Industries, Inc.	26,661	788,632
Mueller Water Products, Inc., Series A	77,536	593,926
NN, Inc.	12,875	238,188
Northwest Pipe Co. (a)	4,432	57,882
RBC Bearings, Inc. (a)	11,224	670,410
Rexnord Corp. (a)	49,052	832,903
Worthington Industries, Inc.	23,048	610,311

		5,374,179
Metals & Minerals: Diversified — 0.4%
Cliffs Natural Resources, Inc. (b)	73,463	179,250
Commercial Metals Co.	55,700	754,735
Energy Fuels, Inc. (a)	20,438	59,475
Globe Specialty Metals, Inc.	31,145	377,789
Hecla Mining Co.	177,930	350,522
Materion Corp.	9,655	289,843

32	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Metals & Minerals: Diversified (continued)
Minerals Technologies, Inc.	16,710	$804,754
Oil-Dri Corp. of America	2,507	57,410
Ring Energy, Inc. (a)	12,098	119,407
SunCoke Energy, Inc.	31,266	243,249
U.S. Silica Holdings, Inc.	25,690	361,972
United States Lime & Minerals, Inc.	881	40,218

		3,638,624
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	52,912	374,088
Eastman Kodak Co. (a)	8,122	126,866
Electronics for Imaging, Inc. (a)	22,527	974,968
Essendant, Inc.	18,339	594,734
Herman Miller, Inc.	28,591	824,564
HNI Corp.	21,356	916,172
Kimball International, Inc., Class B	16,408	155,220
Knoll, Inc.	23,470	515,871
Steelcase, Inc., Class A	39,970	735,848

		5,218,331
Offshore Drilling & Other Services — 0.1%
Atwood Oceanics, Inc.	31,196	462,013
North Atlantic Drilling Ltd. (b)	31,845	24,520

		486,533
Oil Well Equipment & Services — 0.6%
Basic Energy Services, Inc. (a)	19,913	65,713
C&J Energy Services Ltd. (a)(b)	27,163	95,614
Civeo Corp.	49,870	73,808
Exterran Holdings, Inc.	33,241	598,338
Fairmount Santrol Holdings, Inc. (a)(b)	31,072	83,894
Flotek Industries, Inc. (a)	25,707	429,307
Forum Energy Technologies, Inc. (a)	28,392	346,666
Helix Energy Solutions Group, Inc. (a)	50,763	243,155
Hornbeck Offshore Services, Inc. (a)	15,451	209,052
Independence Contract Drilling, Inc. (a)	7,954	39,611
ION Geophysical Corp. (a)	69,466	27,092
Key Energy Services, Inc. (a)	59,462	27,947
Matrix Service Co. (a)	12,842	288,560
McDermott International, Inc. (a)	114,761	493,472
Natural Gas Services Group, Inc. (a)	6,023	116,244
Newpark Resources, Inc. (a)	40,393	206,812
Oil States International, Inc. (a)	24,782	647,554
Parker Drilling Co. (a)	59,179	155,641
RigNet, Inc. (a)	5,792	147,696
SEACOR Holdings, Inc. (a)	8,773	524,713
Seventy Seven Energy, Inc. (a)	28,812	39,760

Common Stocks	Shares	Value
Oil Well Equipment & Services (continued)
Tesco Corp.	18,175	$129,769
TETRA Technologies, Inc. (a)	37,953	224,302

		5,214,720
Oil, Gas & Consumable Fuels — 0.3%
Ardmore Shipping Corp.	8,852	106,932
CARBO Ceramics, Inc. (b)	9,351	177,575
DHT Holdings, Inc.	44,785	332,305
Dorian LPG Ltd. (a)	12,112	124,875
EXCO Resources, Inc. (a)(b)	73,583	55,187
Gastar Exploration, Inc. (a)	35,344	40,646
Navios Maritime Acq Corp.	39,517	139,100
Pacific Ethanol, Inc. (a)	15,839	102,795
Parsley Energy, Inc., Class A (a)	43,117	649,773
Plug Power, Inc. (a)(b)	83,025	151,936
RSP Permian, Inc. (a)	28,508	577,287
TransAtlantic Petroleum Ltd. (a)	12,247	31,107

		2,489,518
Oil: Crude Producers — 0.8%
Abraxas Petroleum Corp. (a)	44,224	56,607
Approach Resources, Inc. (a)(b)	18,399	34,406
Bill Barrett Corp. (a)	23,810	78,573
Bonanza Creek Energy, Inc. (a)	24,275	98,799
Callon Petroleum Co. (a)	31,737	231,363
Carrizo Oil & Gas, Inc. (a)	24,696	754,216
Clayton Williams Energy, Inc. (a)	2,811	109,095
Contango Oil & Gas Co. (a)	8,138	61,849
Earthstone Energy, Inc. (a)	522	7,934
Eclipse Resources Corp. (a)	23,675	46,166
Energy XXI Bermuda Ltd. (b)	46,059	48,362
Erin Energy Corp. (a)(b)	6,870	26,930
Evolution Petroleum Corp.	11,718	65,035
Halcon Resources Corp. (a)(b)	177,390	94,017
Isramco, Inc. (a)(b)	423	42,021
Jones Energy, Inc., Class A (a)	14,213	68,080
Magnum Hunter Resources Corp. (a)(b)	110,387	37,532
Northern Oil and Gas, Inc. (a)(b)	29,951	132,383
Oasis Petroleum, Inc. (a)	66,966	581,265
ONE Gas, Inc.	25,068	1,136,332
Panhandle Oil and Gas, Inc.	7,691	124,287
PDC Energy, Inc. (a)	19,225	1,019,117
Penn Virginia Corp. (a)(b)	37,807	20,038
Rex Energy Corp. (a)(b)	22,290	46,140
Sanchez Energy Corp. (a)(b)	26,004	159,925
SandRidge Energy, Inc. (a)(b)	213,660	57,688
Stone Energy Corp. (a)	27,087	134,352
Synergy Resources Corp. (a)	50,036	490,353
Triangle Petroleum Corp. (a)(b)	23,785	33,775
Ultra Petroleum Corp. (a)(b)	73,721	471,077
Unit Corp. (a)	23,951	269,688

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	33

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Oil: Crude Producers (continued)
W&T Offshore, Inc. (b)	17,713	$53,139

		6,590,544
Oil: Refining & Marketing — 0.4%
Adams Resources & Energy, Inc.	1,047	42,927
Alon USA Energy, Inc.	14,891	269,080
Clean Energy Fuels Corp. (a)(b)	34,273	154,229
Delek U.S. Holdings, Inc.	27,577	763,883
Par Petroleum Corp. (a)	7,490	156,017
Renewable Energy Group, Inc. (a)	21,337	176,670
Trecora Resources (a)	9,622	119,505
Western Refining, Inc.	33,857	1,493,771

		3,176,082
Paints & Coatings — 0.2%
Chase Corp.	3,319	130,735
Ferro Corp. (a)	34,977	382,998
HB Fuller Co.	24,189	820,975
Kronos Worldwide, Inc.	9,558	59,355

		1,394,063
Paper — 0.3%
Clearwater Paper Corp. (a)	9,195	434,372
KapStone Paper and Packaging Corp.	41,020	677,240
Neenah Paper, Inc.	8,068	470,203
PH Glatfelter Co.	20,766	357,590
Schweitzer-Mauduit International, Inc.	14,660	504,011
Wausau Paper Corp.	20,112	128,717

		2,572,133
Personal Care — 0.1%
Orchids Paper Products Co.	4,551	118,781
USANA Health Sciences, Inc. (a)	2,720	364,562
WD-40 Co.	6,963	620,194

		1,103,537
Pharmaceuticals — 2.8%
Abeona Therapeutics, Inc. (a)(b)	5,239	21,218
ACADIA Pharmaceuticals, Inc. (a)	38,003	1,256,759
Achillion Pharmaceuticals, Inc. (a)	56,406	389,766
Adamas Pharmaceuticals, Inc. (a)	5,042	84,403
Aerie Pharmaceuticals, Inc. (a)	9,924	176,052
Agile Therapeutics, Inc. (a)(b)	5,082	34,253
Amphastar Pharmaceuticals, Inc. (a)	14,997	175,315
Anacor Pharmaceuticals, Inc. (a)	19,567	2,303,232
Aratana Therapeutics, Inc. (a)	14,103	119,311
Biospecifics Technologies Corp. (a)	2,316	100,839
Cambrex Corp. (a)	15,099	599,128
Cempra, Inc. (a)	15,297	425,869
Chimerix, Inc. (a)	21,937	837,993

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Concert Pharmaceuticals, Inc. (a)	7,278	$136,608
Corcept Therapeutics, Inc. (a)	29,735	111,804
CorMedix, Inc. (a)(b)	15,750	31,343
Depomed, Inc. (a)	28,867	544,143
Dicerna Pharmaceuticals, Inc. (a)	6,831	56,083
Durect Corp. (a)	52,918	103,190
Eagle Pharmaceuticals, Inc. (a)	4,125	305,374
Enanta Pharmaceuticals, Inc. (a)	7,703	278,386
Endocyte, Inc. (a)	18,866	86,406
Esperion Therapeutics, Inc. (a)	6,319	149,065
Foamix Pharmaceuticals Ltd. (a)	11,379	83,408
Furiex Pharamceuticals, Inc.	3,003	30,030
Heska Corp. (a)	2,842	86,624
Immune Design Corp. (a)	5,129	62,574
Impax Laboratories, Inc. (a)	34,245	1,205,766
Infinity Pharmaceuticals, Inc. (a)	23,802	201,127
Intra-Cellular Therapies, Inc. (a)	10,407	416,696
Ironwood Pharmaceuticals, Inc. (a)	60,370	629,055
Kite Pharma, Inc. (a)(b)	13,856	771,502
La Jolla Pharmaceutical Co. (a)	6,254	173,799
Lannett Co., Inc. (a)	12,791	531,082
Medicines Co. (a)	31,535	1,197,069
Otonomy, Inc. (a)	7,035	125,293
Pacira Pharmaceuticals, Inc. (a)	17,499	719,209
Paratek Pharmaceuticals, Inc.	5,716	108,604
Pernix Therapeutics Holdings (a)	20,510	64,812
Portola Pharmaceuticals, Inc. (a)	22,163	944,587
Pozen, Inc. (a)	13,792	80,476
Prestige Brands Holdings, Inc. (a)	24,999	1,128,955
Radius Health, Inc. (a)	15,872	1,100,088
Relypsa, Inc. (a)	15,614	289,015
Revance Therapeutics, Inc. (a)	7,186	213,855
Sagent Pharmaceuticals, Inc. (a)	10,451	160,214
Sciclone Pharmaceuticals, Inc. (a)	24,185	167,844
Spectrum Pharmaceuticals, Inc. (a)	32,840	196,383
Supernus Pharmaceuticals, Inc. (a)	16,509	231,621
TG Therapeutics, Inc. (a)	17,164	173,013
TherapeuticsMD, Inc. (a)	61,016	357,554
Theravance Biopharma, Inc. (a)	12,206	134,144
Ultragenyx Pharmaceutical, Inc. (a)	18,354	1,767,674
Vivus, Inc. (a)(b)	41,949	68,796
XenoPort, Inc. (a)	28,573	99,148
Zafgen, Inc. (a)	7,897	252,309
Zogenix, Inc. (a)	11,680	157,680
ZS Pharma, Inc. (a)	8,716	572,293
Zynerba Pharmaceuticals, Inc. (a)	1,629	23,311

		22,852,150
Plastics — 0.1%
A. Schulman, Inc.	14,024	455,359
Core Molding Technologies, Inc. (a)	3,961	73,081
Ply Gem Holdings, Inc. (a)	10,534	123,248

34	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Plastics (continued)
Trinseo SA (a)	5,492	$138,673

		790,361
Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	19,641	516,558
Generac Holdings, Inc. (a)	33,286	1,001,576
Powell Industries, Inc.	4,251	127,955
Vicor Corp. (a)	7,755	79,101

		1,725,190
Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	27,613	83,943
Stillwater Mining Co. (a)	58,102	600,194

		684,137
Printing & Copying Services — 0.2%
Casella Waste Systems, Inc. (a)	18,763	108,826
Cimpress NV (a)(b)	15,602	1,187,468

		1,296,294
Producer Durables: Miscellaneous — 0.0%
Blount International, Inc. (a)	23,607	131,491
Park-Ohio Holdings Corp.	4,206	121,385

		252,876
Production Technology Equipment — 0.8%
Axcelis Technologies, Inc. (a)	54,770	146,236
Brooks Automation, Inc.	32,253	377,683
Cohu, Inc.	12,619	124,423
Entegris, Inc. (a)	66,001	870,553
FEI Co.	19,680	1,437,427
GSI Group, Inc. (a)	16,829	214,233
Mattson Technology, Inc. (a)	37,246	86,783
MKS Instruments, Inc.	25,598	858,301
Nanometrics, Inc. (a)	11,566	140,411
Photronics, Inc. (a)	31,796	288,072
Rudolph Technologies, Inc. (a)	15,583	194,008
Tessera Technologies, Inc.	25,231	817,737
Ultra Clean Holdings, Inc. (a)	15,231	87,426
Ultratech, Inc. (a)	13,485	216,030
Veeco Instruments, Inc. (a)	19,343	396,725

		6,256,048
Publishing — 0.6%
Daily Journal Corp. (a)	515	95,893
Eros International PLC (a)	13,601	369,811
Journal Media Group, Inc.	11,067	83,003
Martha Stewart Living Omnimedia, Class A (a)	15,441	92,028
Media General, Inc. (a)	46,051	644,253
Meredith Corp.	17,694	753,411
New Media Investment Group, Inc.	21,515	332,622

Common Stocks	Shares	Value
Publishing (continued)
New York Times Co., Class A	66,046	$780,003
Scholastic Corp.	12,747	496,623
Time, Inc.	52,704	1,004,011
Tribune Publishing Co.	12,863	100,846

		4,752,504
Radio & TV Broadcasters — 0.3%
Central European Media Enterprises Ltd. (a)	37,135	80,212
Crown Media Holdings, Inc., Class A (a)	17,086	91,410
Cumulus Media, Inc., Class A (a)	70,116	49,348
Entercom Communications Corp., Class A (a)	12,226	124,216
Entravision Communications Corp., Class A	30,330	201,391
Gray Television, Inc. (a)	30,503	389,218
Nexstar Broadcasting Group, Inc., Class A	15,077	713,896
Saga Communications, Inc., Class A	1,643	55,221
Sinclair Broadcast Group, Inc., Class A	31,983	809,809
Townsquare Media, Inc. (a)	3,693	36,081

		2,550,802
Railroad Equipment — 0.1%
American Railcar Industries, Inc. (b)	4,599	166,300
FreightCar America, Inc.	5,863	100,609
Greenbrier Cos., Inc. (b)	12,776	410,237

		677,146
Real Estate — 0.3%
AV Homes, Inc. (a)	5,893	79,673
Consolidated-Tomoka Land Co.	2,141	106,622
Forestar Group, Inc. (a)	16,438	216,160
HFF, Inc., Class A	18,190	614,094
Kennedy-Wilson Holdings, Inc.	44,290	981,909
St. Joe Co. (a)	13,274	253,932
Tejon Ranch Co. (a)	6,630	144,600

		2,396,990
Real Estate Investment Trusts (REITs) — 8.9%
Acadia Realty Trust	32,795	986,146
AG Mortgage Investment Trust, Inc.	14,016	213,324
Agree Realty Corp.	8,456	252,412
Alexander & Baldwin, Inc.	23,406	803,528
Alexander’s, Inc.	999	373,626
Altisource Residential Corp.	27,425	381,756
American Assets Trust, Inc.	17,639	720,730
American Capital Mortgage Investment Corp.	24,543	361,764

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	35

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
American Residential Properties, Inc.	15,486	$267,443
Anworth Mortgage Asset Corp.	50,486	249,401
Apollo Commercial Real Estate Finance, Inc.	28,708	451,003
Ares Commercial Real Estate Corp.	13,863	166,217
Armada Hoffler Properties, Inc.	12,827	125,320
ARMOUR Residential REIT, Inc.	21,526	431,381
Ashford Hospitality Prime, Inc.	12,992	182,278
Ashford Hospitality Trust, Inc.	40,280	245,708
Bluerock Residential Growth REIT, Inc.	9,650	115,607
Campus Crest Communities, Inc.	30,894	164,356
Capstead Mortgage Corp.	46,910	463,940
CareTrust REIT, Inc.	22,967	260,675
Catchmark Timber Trust, Inc.	19,081	196,153
Cedar Realty Trust, Inc.	40,349	250,567
Chambers Street Properties	113,833	738,776
Chatham Lodging Trust	18,477	396,886
Chesapeake Lodging Trust	28,618	745,785
Colony Financial, Inc.	54,023	1,056,690
CorEnergy Infrastructure Trust, Inc.	29,678	131,177
Coresite Realty Corp.	11,840	609,050
Cousins Properties, Inc.	103,839	957,396
CubeSmart	79,613	2,166,270
CyrusOne, Inc.	32,007	1,045,349
CYS Investments, Inc.	77,351	561,568
DCT Industrial Trust, Inc.	42,358	1,425,770
DiamondRock Hospitality Co.	96,499	1,066,314
DuPont Fabros Technology, Inc.	30,465	788,434
Dynex Capital, Inc.	27,170	178,235
Easterly Government Properties, Inc.	6,534	104,217
EastGroup Properties, Inc.	15,506	840,115
Education Realty Trust, Inc.	23,310	768,064
EPR Properties	27,415	1,413,792
Equity One, Inc.	34,738	845,523
FelCor Lodging Trust, Inc.	68,634	485,242
First Industrial Realty Trust, Inc.	52,251	1,094,658
First Potomac Realty Trust	27,869	306,559
Franklin Street Properties Corp.	42,700	459,025
Geo Group, Inc.	35,898	1,067,607
Getty Realty Corp.	12,131	191,670
Gladstone Commercial Corp.	10,103	142,553
Government Properties Income Trust	33,461	535,376
Gramercy Property Trust, Inc.	27,457	570,282
Great Ajax Corp.	2,564	31,717
Hatteras Financial Corp.	46,772	708,596
Healthcare Realty Trust, Inc.	47,644	1,183,953
Hersha Hospitality Trust	23,539	533,394
Highwoods Properties, Inc.	45,045	1,745,494
Hudson Pacific Properties, Inc.	35,777	1,030,020

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Independence Realty Trust, Inc.	15,515	$111,863
InfraREIT, Inc.	10,574	250,392
Inland Real Estate Corp.	42,021	340,370
Invesco Mortgage Capital, Inc.	58,249	712,968
Investors Real Estate Trust	58,561	453,262
iStar Financial, Inc. (a)	40,879	514,258
Kite Realty Group Trust	40,092	954,591
KYTHERA Biopharmaceuticals, Inc. (a)	12,402	929,902
LaSalle Hotel Properties	53,605	1,521,846
Lexington Realty Trust	98,694	799,421
LTC Properties, Inc.	17,078	728,718
Mack-Cali Realty Corp.	42,797	808,007
Medical Properties Trust, Inc.	111,460	1,232,748
Monmouth Real Estate Investment Corp., Class A	28,431	277,202
Monogram Residential Trust, Inc.	80,485	749,315
National Health Investors, Inc.	17,927	1,030,623
National Storage Affiliates Trust	11,394	154,389
New Residential Investment Corp.	111,022	1,454,388
New Senior Investment Group, Inc.	41,545	434,561
New York Mortgage Trust, Inc.	54,611	299,814
New York REIT, Inc.	78,086	785,545
NexPoint Residential Trust, Inc.	9,175	122,578
One Liberty Properties, Inc. (b)	6,053	129,110
Orchid Island Capital, Inc.	11,292	104,451
Parkway Properties, Inc.	40,536	630,740
Pebblebrook Hotel Trust	34,143	1,210,369
Pennsylvania Real Estate Investment Trust	33,021	654,806
PennyMac Mortgage Investment Trust (c)	28,817	445,799
Physicians Realty Trust	33,893	511,445
Potlatch Corp.	19,383	558,037
Preferred Apartment Communities, Inc.	10,701	116,427
PS Business Parks, Inc.	9,330	740,615
QTS Realty Trust, Inc., Class A	13,379	584,528
RAIT Financial Trust	42,597	211,281
Ramco-Gershenson Properties Trust	37,926	569,269
Redwood Trust, Inc.	40,650	562,596
Resource Capital Corp.	16,504	184,350
Retail Opportunity Investments Corp.	47,297	782,292
Rexford Industrial Realty, Inc.	26,506	365,518
RLJ Lodging Trust	62,906	1,589,635
Rouse Properties, Inc.	17,467	272,136
Sabra Health Care REIT, Inc.	31,213	723,517
Saul Centers, Inc.	4,638	240,016
Select Income REIT	30,041	571,079
Silver Bay Realty Trust Corp.	17,238	275,980
Sovran Self Storage, Inc.	17,067	1,609,418

36	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
STAG Industrial, Inc.	31,193	$568,025
Starwood Waypoint Residential Trust	18,383	438,067
STORE Capital Corp.	17,569	362,976
Strategic Hotels & Resorts, Inc. (a)	131,065	1,807,386
Summit Hotel Properties, Inc.	42,950	501,226
Sun Communities, Inc.	22,327	1,512,877
Sunstone Hotel Investors, Inc.	100,255	1,326,374
Terreno Realty Corp.	20,558	403,759
UMH Properties, Inc.	10,636	98,915
United Development Funding IV (b)	14,808	260,621
Universal Health Realty Income Trust	4,736	222,308
Urban Edge Properties	42,923	926,708
Urstadt Biddle Properties, Inc., Class A	12,676	237,548
Walter Investment Management Corp. (a)(b)	18,176	295,360
Washington Real Estate Investment Trust	32,790	817,455
Western Asset Mortgage Capital Corp. (b)	21,193	267,244
Whitestone REIT	13,035	150,294
Xenia Hotels & Resorts, Inc.	53,721	937,969

		73,034,179
Recreational Vehicles & Boats — 0.2%
Arctic Cat, Inc.	6,229	138,159
Drew Industries, Inc.	11,612	634,131
Malibu Boats, Inc. (a)	8,698	121,598
Marine Products Corp.	5,203	36,109
MCBC Holdings, Inc. (a)	2,331	30,210
Winnebago Industries, Inc.	12,912	247,265

		1,207,472
Rental & Leasing Services: Consumer — 0.1%
Rent-A-Center, Inc.	25,524	618,957
Restaurants — 2.1%
Biglari Holdings, Inc. (a)	803	293,689
BJ’s Restaurants, Inc. (a)	10,294	442,951
Bob Evans Farms, Inc.	10,604	459,683
Bojangles’, Inc. (a)	4,084	69,020
Bravo Brio Restaurant Group, Inc. (a)	7,313	82,417
Buffalo Wild Wings, Inc. (a)	9,094	1,759,052
Carrols Restaurant Group, Inc. (a)	16,451	195,767
Cheesecake Factory, Inc.	23,251	1,254,624
Cracker Barrel Old Country Store, Inc.	9,165	1,349,821
Dave & Buster’s Entertainment, Inc. (a)	10,948	414,163
Denny’s Corp. (a)	40,688	448,789

Common Stocks	Shares	Value
Restaurants (continued)
Diamond Resorts International, Inc. (a)	20,471	$478,817
DineEquity, Inc.	8,171	748,954
El Pollo Loco Holdings, Inc. (a)	6,643	71,612
Ellie Mae, Inc. (a)	14,054	935,575
Fiesta Restaurant Group, Inc. (a)	12,857	583,322
Fogo De Chao, Inc. (a)	1,941	30,280
Habit Restaurants, Inc. (a)	5,617	120,260
J Alexanders Holdings, Inc. (a)	6,668	66,475
Jack in the Box, Inc.	17,863	1,376,166
Jamba, Inc. (a)(b)	6,484	92,397
Kona Grill, Inc. (a)	4,111	64,748
Krispy Kreme Doughnuts, Inc. (a)	31,165	455,944
Noodles & Co. (a)(b)	5,577	78,970
Papa John’s International, Inc.	13,792	944,476
Papa Murphy’s Holdings, Inc. (a)	4,486	65,854
Popeyes Louisiana Kitchen, Inc. (a)	11,126	627,061
Potbelly Corp. (a)	10,791	118,809
Red Robin Gourmet Burgers, Inc. (a)	6,794	514,578
Ruby Tuesday, Inc. (a)	30,253	187,871
Ruth’s Hospitality Group, Inc.	16,603	269,633
Shake Shack, Inc., Class A (a)(b)	2,778	131,677
Sonic Corp.	25,045	574,783
Texas Roadhouse, Inc.	33,348	1,240,546
Wingstop, Inc. (a)	2,925	70,141
Zoe’s Kitchen, Inc. (a)(b)	9,327	368,323

		16,987,248
Scientific Instruments: Control & Filter — 0.3%
Brady Corp., Class A	22,794	448,130
CIRCOR International, Inc.	8,260	331,391
ESCO Technologies, Inc.	12,505	448,930
Gorman-Rupp Co.	9,264	222,058
Sun Hydraulics Corp.	10,858	298,269
Thermon Group Holdings, Inc. (a)	15,494	318,402
Watts Water Technologies, Inc., Class A	13,554	715,922

		2,783,102
Scientific Instruments: Electrical — 0.5%
Allied Motion Technologies, Inc.	3,256	57,859
AZZ, Inc.	12,402	603,854
EnerSys, Inc.	21,076	1,129,252
Franklin Electric Co., Inc.	22,831	621,688
Littelfuse, Inc.	10,834	987,519
Preformed Line Products Co.	1,174	43,614
Taser International, Inc. (a)	25,805	568,355

		4,012,141
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	6,993	406,014
FARO Technologies, Inc. (a)	8,320	291,200

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	37

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Scientific Instruments: Gauges & Meters (continued)
Itron, Inc. (a)	18,384	$586,633
Mesa Laboratories, Inc.	1,390	154,846
Vishay Precision Group, Inc. (a)	5,850	67,802

		1,506,495
Scientific Instruments: Pollution Control — 0.2%
Ceco Environmental Corp.	11,866	97,183
Darling International, Inc. (a)	79,482	893,378
Heritage-Crystal Clean, Inc. (a)	6,439	66,128
Team, Inc. (a)	10,016	321,714
TRC Cos., Inc. (a)	8,646	102,282
U.S. Ecology, Inc.	10,478	457,365

		1,938,050
Securities Brokerage & Services — 0.4%
BGC Partners, Inc., Class A	87,939	722,859
Gain Capital Holdings, Inc.	15,116	110,045
INTL. FCStone, Inc. (a)	7,306	180,385
Investment Technology Group, Inc.	16,393	218,683
Ladenburg Thalmann Financial Services, Inc. (a)	50,694	106,964
MarketAxess Holdings, Inc.	17,856	1,658,465
Virtu Financial, Inc., Class A	9,110	208,801

		3,206,202
Semiconductors & Components — 2.0%
Advanced Micro Devices, Inc. (a)(b)	304,565	523,852
Alpha & Omega Semiconductor Ltd. (a)	8,583	66,862
Amkor Technology, Inc. (a)	46,808	210,168
Applied Micro Circuits Corp. (a)	39,471	209,591
Cavium, Inc. (a)	26,334	1,616,118
Ceva, Inc. (a)	10,008	185,849
Cirrus Logic, Inc. (a)	30,044	946,686
Diodes, Inc. (a)	17,962	383,848
DSP Group, Inc. (a)	10,376	94,525
Emcore Corp. (a)	9,135	62,118
Exar Corp. (a)	18,412	109,551
Fairchild Semiconductor International, Inc. (a)	55,879	784,541
FormFactor, Inc. (a)	27,806	188,525
Inphi Corp. (a)	18,454	443,634
Integrated Device Technology, Inc. (a)	70,424	1,429,607
Integrated Silicon Solution, Inc.	15,312	329,055
Intersil Corp., Class A	63,008	737,194
IXYS Corp.	11,748	131,108
Kopin Corp. (a)	31,174	97,886
Lattice Semiconductor Corp. (a)	55,128	212,243
MA-COM Technology Solutions Holdings, Inc. (a)	11,278	326,949
MaxLinear, Inc., Class A (a)	24,755	307,952
Microsemi Corp. (a)	45,131	1,481,199

Common Stocks	Shares	Value
Semiconductors & Components (continued)
Monolithic Power Systems, Inc.	18,601	$952,371
OmniVision Technologies, Inc. (a)	27,919	733,153
Pericom Semiconductor Corp.	10,746	196,114
PMC - Sierra, Inc. (a)	83,641	566,250
Power Integrations, Inc.	14,073	593,458
Rambus, Inc. (a)	55,447	654,275
Semtech Corp. (a)	31,869	481,222
Sigma Designs, Inc. (a)	17,092	117,764
Silicon Laboratories, Inc. (a)	20,497	851,445
Vishay Intertechnology, Inc.	65,023	630,073

		16,655,186
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc. (a)(b)	15,084	871,704
Cascade Microtech, Inc. (a)	6,363	89,973
Xcerra Corp. (a)	26,381	165,673

		1,127,350
Shipping — 0.5%
Eagle Bulk Shipping, Inc. (a)(b)	10,596	62,834
Frontline Ltd. (a)(b)	51,927	139,684
GasLog Ltd.	19,947	191,890
Gener8 Maritime, Inc. (a)	6,595	72,215
Golden Ocean Group Ltd. (b)	30,671	75,451
Gulfmark Offshore, Inc., Class A	12,598	76,974
Matson, Inc.	20,552	791,046
Navios Maritime Holdings, Inc.	39,898	99,346
Nordic American Offshore Ltd. (a)	9,448	56,688
Nordic American Tankers Ltd.	42,945	652,764
Safe Bulkers, Inc.	17,814	49,167
Scorpio Tankers, Inc.	86,112	789,647
Ship Finance International Ltd.	28,612	464,945
Teekay Tankers Ltd., Class A	45,900	316,710
Tidewater, Inc. (b)	22,525	295,978
Ultrapetrol Bahamas Ltd. (a)	9,205	3,774
UTI Worldwide, Inc. (a)	43,828	201,171

		4,340,284
Software — 0.4%
Actua Corp. (a)	19,369	227,779
Castlight Health, Inc. (a)	16,660	69,972
Five9, Inc. (a)	11,475	42,458
FleetMatics Group PLC (a)	18,116	889,314
Gigamon, Inc. (a)	13,153	263,192
Globant SA (a)	7,248	221,716
MobileIron, Inc. (a)	19,390	60,109
Model N, Inc. (a)	10,480	104,905
Park City Group, Inc. (a)(b)	5,357	56,624
Paycom Software, Inc. (a)	15,196	545,688
Qualys, Inc. (a)	11,972	340,723

38	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Software (continued)
Rubicon Project, Inc. (a)	12,620	$183,369

		3,005,849
Specialty Retail — 3.3%
1-800-Flowers.com, Inc., Class A (a)	11,811	107,480
Abercrombie & Fitch Co., Class A	33,383	707,386
America’s Car-Mart, Inc. (a)	4,101	135,702
American Eagle Outfitters, Inc.	93,330	1,458,748
Asbury Automotive Group, Inc. (a)	12,971	1,052,597
Ascena Retail Group, Inc. (a)	82,332	1,145,238
Barnes & Noble Education, Inc. (a)	15,610	198,403
Barnes & Noble, Inc.	24,360	295,000
bebe Stores, Inc.	14,016	13,175
Big 5 Sporting Goods Corp.	8,808	91,427
Blue Nile, Inc. (a)	5,782	193,928
Boot Barn Holdings, Inc. (a)	5,752	106,009
Buckle, Inc. (b)	13,543	500,685
Build-A-Bear Workshop, Inc. (a)	6,865	129,680
Burlington Stores, Inc. (a)	36,072	1,841,115
Caleres, Inc.	21,018	641,679
Cato Corp., Class A	12,588	428,370
Chico’s FAS, Inc.	68,879	1,083,467
Children’s Place Retail Stores, Inc.	9,890	570,356
Christopher & Banks Corp. (a)	18,731	20,791
Citi Trends, Inc.	7,513	175,654
Conn’s, Inc. (a)(b)	13,158	316,318
Container Store Group, Inc. (a)(b)	7,535	106,093
Destination XL Group, Inc. (a)	17,471	101,506
Express, Inc. (a)	40,649	726,398
Finish Line, Inc., Class A	22,067	425,893
Five Below, Inc. (a)	26,151	878,151
Francesca’s Holdings Corp. (a)	20,105	245,884
FTD Cos., Inc. (a)	8,736	260,333
Genesco, Inc. (a)	11,532	658,131
Group 1 Automotive, Inc.	11,219	955,298
Guess?, Inc.	29,725	634,926
Haverty Furniture Cos., Inc.	9,892	232,264
Hibbett Sports, Inc. (a)	11,961	418,755
Lands’ End, Inc. (a)(b)	8,047	217,349
Lithia Motors, Inc., Class A	10,843	1,172,237
Lumber Liquidators Holdings, Inc. (a)(b)	13,344	175,340
MarineMax, Inc. (a)	12,502	176,653
Mattress Firm Holding Corp. (a)	9,865	411,962
Men’s Wearhouse, Inc.	22,991	977,577
Monro Muffler Brake, Inc.	15,104	1,020,275
Party City Holdco, Inc. (a)	12,400	198,028
Pep Boys-Manny Moe & Jack (a)	25,778	314,234
Performance Sports Group Ltd. (a)	21,814	292,744

Common Stocks	Shares	Value
Specialty Retail (continued)
Pier 1 Imports, Inc.	43,493	$300,102
Regis Corp. (a)	19,192	251,415
Restoration Hardware Holdings, Inc. (a)	15,962	1,489,414
RetailMeNot, Inc. (a)	18,569	153,009
Shoe Carnival, Inc.	7,162	170,456
Shutterfly, Inc. (a)	18,070	646,002
Sonic Automotive, Inc., Class A	15,843	323,514
Sportsman’s Warehouse Holdings, Inc. (a)	8,652	106,593
Stage Stores, Inc.	15,524	152,756
Stamps.com, Inc. (a)	6,867	508,227
Stein Mart, Inc.	13,837	133,942
Systemax, Inc. (a)	5,534	41,450
Tilly’s, Inc., Class A (a)	5,353	39,398
Vitamin Shoppe, Inc. (a)	14,333	467,829
Wayfair, Inc., Class A (a)(b)	9,662	338,750
Zumiez, Inc. (a)	8,776	137,169

		27,073,265
Steel — 0.2%
AK Steel Holding Corp. (a)(b)	85,038	204,942
Carbonite, Inc. (a)	8,937	99,469
Carpenter Technology Corp.	24,246	721,803
Handy & Harman Ltd. (a)	1,379	33,068
Olympic Steel, Inc.	4,357	43,352
Ryerson Holding Corp. (a)	5,393	28,313
Schnitzer Steel Industries, Inc., Class A	12,798	173,285
TimkenSteel Corp.	19,071	192,999

		1,497,231
Technology: Miscellaneous — 0.2%
Benchmark Electronics, Inc. (a)	25,156	547,395
CTS Corp.	15,881	293,957
Fabrinet (a)	17,062	312,746
Kimball Electronics, Inc. (a)	14,120	168,452
Pendrell Corp. (a)	78,751	56,701
Plexus Corp. (a)	16,123	622,025

		2,001,276
Telecommunications Equipment — 0.3%
Applied Optoelectronics, Inc. (a)	8,198	153,959
CalAmp Corp. (a)	17,448	280,738
Clearfield, Inc. (a)	5,477	73,556
Inteliquent, Inc.	16,097	359,446
Knowles Corp. (a)	41,888	771,996
Oclaro, Inc. (a)	45,974	105,740
Ubiquiti Networks, Inc. (b)	14,692	497,912

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	39

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Telecommunications Equipment (continued)
Vocera Communications, Inc. (a)	12,822	$146,299

		2,389,646
Textile Products — 0.1%
Culp, Inc.	4,964	159,195
Interface, Inc.	31,694	711,213
Unifi, Inc. (a)	7,244	215,944

		1,086,352
Textiles Apparel & Shoes — 0.9%
Cherokee, Inc. (a)	4,067	63,120
Columbia Sportswear Co.	13,596	799,309
Crocs, Inc. (a)	36,916	477,139
Deckers Outdoor Corp. (a)	15,732	913,400
G-III Apparel Group Ltd. (a)	18,994	1,171,170
Iconix Brand Group, Inc. (a)	22,918	309,851
Oxford Industries, Inc.	7,031	519,450
Perry Ellis International, Inc. (a)	5,814	127,675
Sequential Brands Group, Inc. (a)	12,246	177,200
Steven Madden Ltd. (a)	26,724	978,633
Superior Uniform Group, Inc.	3,560	63,831
Tumi Holdings, Inc. (a)	26,888	473,766
Vera Bradley, Inc. (a)	10,095	127,298
Vince Holding Corp. (a)	7,848	26,919
Weyco Group, Inc.	3,167	85,636
Wolverine World Wide, Inc.	49,044	1,061,312

		7,375,709
Tobacco — 0.2%
Universal Corp.	10,880	539,322
Vector Group Ltd.	41,048	928,095

		1,467,417
Toys — 0.0%
JAKKS Pacific, Inc. (a)	9,338	79,560
Transportation Miscellaneous — 0.3%
Echo Global Logistics, Inc. (a)	14,339	281,044
Hub Group, Inc., Class A (a)	17,312	630,330
Scorpio Bulkers, Inc. (a)	159,234	232,481
Textainer Group Holdings Ltd. (b)	10,836	178,686
Wesco Aircraft Holdings, Inc. (a)	29,469	359,522
XPO Logistics, Inc. (a)(b)	34,394	819,609

		2,501,672
Truckers — 0.8%
ArcBest Corp.	12,429	320,295
Celadon Group, Inc.	13,110	210,022
Con-way, Inc.	27,240	1,292,538
Covenant Transportation Group, Inc., Class A (a)	5,632	101,207
Forward Air Corp.	14,821	614,923
FRP Holdings, Inc. (a)	3,354	101,090
Heartland Express, Inc.	24,176	482,070

Common Stocks	Shares	Value
Truckers (continued)
Knight Transportation, Inc.	30,135	$723,240
Marten Transport Ltd.	11,555	186,844
PAM Transportation Services, Inc. (a)	1,577	52,120
Roadrunner Transportation Systems, Inc. (a)	13,524	248,842
Saia, Inc. (a)	12,055	373,102
Swift Transportation Co. (a)	42,511	638,515
Universal Truckload Services, Inc.	3,942	61,377
USA Truck, Inc. (a)	4,522	77,914
Werner Enterprises, Inc.	21,268	533,827
YRC Worldwide, Inc. (a)	15,511	205,676

		6,223,602
Utilities: Electrical — 1.9%
ALLETE, Inc.	23,363	1,179,598
Atlantic Power Corp.	57,710	107,341
Avista Corp.	29,928	995,106
Black Hills Corp.	21,437	886,206
Cleco Corp.	28,877	1,537,411
El Paso Electric Co.	19,289	710,221
Empire District Electric Co.	20,821	458,687
Genie Energy Ltd. (a)	6,177	50,837
IDACORP, Inc.	24,007	1,553,493
MGE Energy, Inc.	16,428	676,669
NorthWestern Corp.	22,491	1,210,691
NRG Yield, Inc., Class A	16,487	183,830
NRG Yield, Inc., Class C	30,309	351,887
Otter Tail Corp.	17,880	465,953
Pattern Energy Group, Inc.	26,677	509,264
PNM Resources, Inc.	38,256	1,073,081
Portland General Electric Co.	42,751	1,580,504
Spark Energy, Inc., Class A	1,500	24,825
Talen Energy Corp. (a)	40,312	407,151
UIL Holdings Corp.	27,087	1,361,663
Unitil Corp.	6,625	244,330

		15,568,748
Utilities: Gas Distributors — 1.0%
Chesapeake Utilities Corp.	7,291	387,006
Laclede Group, Inc.	20,893	1,139,295
New Jersey Resources Corp.	40,734	1,223,242
Northwest Natural Gas Co.	13,079	599,541
Piedmont Natural Gas Co., Inc.	37,627	1,507,714
South Jersey Industries, Inc.	32,814	828,554
Southwest Gas Corp.	22,415	1,307,243
WGL Holdings, Inc.	23,790	1,371,969

		8,364,564
Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	17,761	604,407
Utilities: Telecommunications — 1.1%
8x8, Inc. (a)	42,406	350,698

40	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Utilities: Telecommunications (continued)
Atlantic Tele-Network, Inc.	4,907	$362,775
Boingo Wireless, Inc. (a)	17,210	142,499
Cincinnati Bell, Inc. (a)	102,191	318,836
Cogent Communications Group, Inc.	22,144	601,431
Consolidated Communications Holdings, Inc.	24,311	468,473
Fairpoint Communications, Inc. (a)	10,011	154,270
General Communication, Inc., Class A (a)	16,875	291,262
Globalstar, Inc. (a)	227,660	357,426
GTT Communications, Inc. (a)	11,695	272,026
Hawaiian Telcom Holdco, Inc. (a)	5,370	111,589
IDT Corp., Class B	7,946	113,628
inContact, Inc. (a)	28,981	217,647
Iridium Communications, Inc. (a)	39,586	243,454
j2 Global, Inc.	22,903	1,622,678
Lumos Networks Corp.	10,758	130,817
NeuStar, Inc., Class A (a)(b)	9,676	263,284
NTELOS Holdings Corp. (a)	8,543	77,143
ORBCOMM, Inc. (a)	28,717	160,241
Premiere Global Services, Inc. (a)	22,064	303,159
Shenandoah Telecommunications Co.	11,595	496,382
Spok Holdings, Inc.	10,577	174,097
Straight Path Communications, Inc., Class B (a)(b)	4,437	179,299
Vonage Holdings Corp. (a)	89,349	525,372
West Corp.	25,146	563,270
Windstream Holdings, Inc. (b)	48,453	297,501

		8,799,257
Utilities: Water — 0.3%
American States Water Co.	18,099	749,298
Artesian Resources Corp., Class A	3,821	92,239
California Water Service Group	22,902	506,592
Connecticut Water Service, Inc.	5,344	195,163
Consolidated Water Co. Ltd.	7,006	81,270
Middlesex Water Co.	7,682	183,139
SJW Corp.	7,441	228,811
York Water Co.	6,141	129,084

		2,165,596
Total Common Stocks—96.3%		790,237,336

Other Interests (d) — 0.0%	Beneficial Interest (000)	Value
Gerber Scientific, Inc.	$13	$129

Rights — 0.0%	Shares
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR (a)	28,200	71,064

Warrants — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrant, Expires 4/15/16, Strike Price $8.50)	7,791	—
Total Long-Term Investments (Cost — $616,037,182) — 96.3%		790,308,529

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(e)	9,877,463	9,877,463

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(e)(f)	$21,050	21,049,994
Total Short-Term Securities (Cost — $30,927,457) — 3.8%		30,927,457
Total Investments (Cost — $646,964,639*) — 100.1%		821,235,986
Liabilities in Excess of Other Assets — (0.1)%		(652,828)

Net Assets — 100.0%		$820,583,158

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$664,987,255

Gross unrealized appreciation	$233,971,320
Gross unrealized depreciation	(77,722,589)

Net unrealized appreciation	$156,248,731

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	41

Schedule of Investments (continued)	Master Small Cap Index Series

(c)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Shares/Beneficial Interest Purchased		Shares/Beneficial Interest Sold	Shares/Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Income
BlackRock Liquidity Funds,TempFund, Institutional Class	14,055,813	4,178,350	[1]	—	9,877,463	$9,877,463	$22,179
BlackRock Liquidity Series, LLC, Money Market Series	$18,352,402	—		$(2,697,592)[2]	$21,049,994	$21,049,994	$1,366,466
PennyMac Financial Services, Inc.	5,912	—		—	5,912	$94,592	—
PennyMac Mortgage Investment Trust	28,817	—		—	28,817	$445,799	$35,157

1	Represents net shares purchased.

2	Represents beneficial interest sold.

3	Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
279	Russell 2000 Mini Index	December 2015	$30,575,610	$(589,759)

42	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Master Small Cap Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of period end, the following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]
Common Stocks	$790,129,588	$77,718	$30,030	$790,237,336
Other Interests	—	—	129	129
Rights	—	—	71,064	71,064
Short-Term Securities	9,877,463	21,049,994	—	30,927,457

Total	$800,007,051	$21,127,712	$101,223	$821,235,986

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(589,759)	—	—	$(589,759)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015	43

Schedule of Investments (concluded)	Master Small Cap Index Series

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$70,830	—	—	$70,830
Cash pledged for financial futures contracts	666,600	—	—	666,600
Liabilities:
Collateral on securities loaned at value	—	$(21,049,994)	—	(21,049,994)

Total	$737,430	$(21,049,994)	—	$(20,312,564)

During the period ended September 30, 2015, there were no transfers between levels.

44	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 23, 2015